united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 10/31

Date of reporting period: 1/31/19

Item 1. Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 88.0%
	LARGE-CAP INDEX FUNDS - 44.2%
16,411	iShares Core S&P 500 ETF	$4,456,407
41,578	iShares Edge MSCI Min Vol EAFE ETF	2,897,987
77,128	iShares Edge MSCI Min Vol Emerging Markets ETF	4,579,861
139,169	SPDR Portfolio S&P 500 Value ETF (a)	4,102,702
		16,036,957
	SECTOR FUNDS - 43.8%
19,744	Vanguard Communication Services ETF (a)	1,616,836
130,152	Vanguard FTSE Emerging Markets ETF	5,437,750
173,467	Vanguard Total International Stock ETF (a)	8,819,062
		15,873,648

	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,288,752)	31,910,605

	MUTUAL FUNDS - 7.0%
	ASSET ALLOCATION - 7.0%
1,494,086	Navigator Sentry Managed Volatility Fund - Class I * #	2,525,006
	TOTAL MUTUAL FUNDS (Cost - $3,815,422)

	SHORT-TERM INVESTMENTS - 5.0%
	MONEY MARKET FUND - 5.0%
1,831,446	Milestone Treasury Obligations Fund, Institutional Class, 2.23% +	1,831,446
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,831,446)

	COLLATERAL FOR SECURITIES LOANED- 32.8%
11,887,992	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 2.31% + (b)	11,887,992
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $11,887,992)

	TOTAL INVESTMENTS - 132.8% (Cost - $47,823,612)	$48,155,049
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.8) %	(11,877,832)
	NET ASSETS - 100.0%	$36,277,217

ETF - Exchange-Traded Fund
* Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $11,647,323 at January 31, 2019.
(b) Security purchased with cash proceeds of securities lending collateral.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares						Value
	CLOSED-END FUNDS - 8.9%
	DEBT FUNDS - 8.9%
240,000	BlackRock MuniYield Quality Fund III, Inc.					$2,985,600
250,000	Nuveen Municipal Value Fund, Inc.					2,417,500
	TOTAL CLOSED-END FUNDS (Cost $5,354,657)					5,403,100

Principal Amount ($)			Coupon Rate (%)		Maturity
	MUNICIPAL BONDS & NOTES - 75.7%
	CALIFORNIA - 4.2%
1,500,000	Golden State Tobacco Securitization Corp.		3.500		6/1/2036	1,479,600
1,260,000	Mount San Antonio Community College District		0.000		8/1/2043	1,071,315
						2,550,915
	COLORADO - 1.9%
1,000,000	Grand River Hospital District		5.250		12/1/2037	1,139,920

	CONNECTICUT - 4.7%
2,500,000	State of Connecticut Special Tax Revenue		5.000		10/1/2031	2,877,975

	ILLINOIS - 4.0%
1,500,000	State of Illinois		3.250		11/1/2026	1,426,035
1,000,000	State of Illinois		4.250		6/15/2030	1,009,595
						2,435,630
	KANSAS - 7.8%
1,030,000	County of Shawnee KS		4.000		9/1/2029	1,146,045
800,000	County of Shawnee KS		4.000		9/1/2031	875,912
1,500,000	Sedgwick County Unified School District No. 260		3.500		10/1/2036	1,506,975
1,250,000	Sedgwick County Unified School District No. 260		3.500		10/1/2037	1,250,363
						4,779,295
	LOUISIANA - 2.3%
510,000	New Orleans Aviation Board		4.000		10/1/2038	524,818
250,000	New Orleans Aviation Board		5.000		10/1/2038	282,905
500,000	New Orleans Aviation Board		5.000		10/1/2043	561,868
						1,369,591
	NEW JERSEY - 9.8%
2,500,000	New Jersey Transportation Trust Fund Authority		4.000		12/15/2037	2,536,613
1,190,000	New Jersey Transportation Trust Fund Authority		5.125		6/15/2029	1,251,142
2,000,000	New Jersey Turnpike Authority		5.000		1/1/2045	2,199,130
						5,986,885
	NEW YORK - 1.9%
1,000,000	New York State Dormitory Authority		5.000		3/15/2041	1,151,500

	PENNSYLVANIA - 18.1%
400,000	Commonwealth Financing Authority		5.000		6/1/2030	469,258
1,245,000	Commonwealth Financing Authority		5.000		6/1/2030	1,443,988
1,000,000	Commonwealth Financing Authority		5.000		6/1/2031	1,150,185
2,000,000	Commonwealth Financing Authority		5.000		6/1/2031	2,326,720
1,800,000	Commonwealth of Pennsylvania		4.000		4/1/2032	1,871,253
495,000	Pennsylvania Higher Educational Facilities Authority		4.000		2/15/2034	525,841
2,500,000	Pennslyvian Turnpike Commission		5.000		12/1/2041	2,745,425
500,000	Pittsburgh Water & Sewer Authority, 1 mo. LIBOR + 0.640% **		2.453		9/1/2040	500,310
						11,032,980
	TENNESSEE - 1.7%
1,000,000	Metropolitan Government of Nashville & Davidson County		4.000		7/1/2036	1,062,860

	TEXAS - 19.3%
5,850,000	Texas Water Development Board		4.000		10/15/2032	6,336,661
2,900,000	Texas Water Development Board		4.000		10/15/2033	3,122,749
2,200,000	West Travis County Public Utility Agency		4.000		8/15/2033	2,328,777
						11,788,187

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $45,609,760)					46,175,738

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Contracts ^			Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 1.0%
	CALL OPTIONS PURCHASED - 0.9%
100	10-Year U. S. Treasury Note Futures		$120.00	March-19	$12,000,000	$248,438
200	10-Year U. S. Treasury Note Futures		121.50	March-19	24,300,000	212,500
100	U.S. Treasury Long Bond Futures		147.00	March-19	14,700,000	78,125
	TOTAL CALL OPTIONS PURCHASED (Cost - $125,001)					539,063

	PUT OPTIONS PURCHASED - 0.1%
100	10-Year U. S. Treasury Note Futures		122.00	March-19	12,200,000	20,312
50	U.S. Treasury Long Bond Futures		146.00	March-19	7,300,000	30,470
	TOTAL PUT OPTIONS PURCHASED (Cost - $71,094)					50,782

	TOTAL OPTIONS PURCHASED (Cost - $196,095)					589,845

Shares
	SHORT-TERM INVESTMENTS - 11.7%
	MONEY MARKET FUND - 11.7%
7,152,961	Dreyfus Cash Management - Institutional Shares, 2.58% +					7,154,391
	TOTAL SHORT TERM INVESTMENTS (Cost - $7,152,154)

	TOTAL INVESTMENTS - 97.3% (Cost - $58,312,666)					$59,323,074
	OTHER ASSETS LESS LIABILITIES - 2.7%					1,673,626
	NET ASSETS - 100.0%					$60,996,700

LIBOR - London Interbank Offered Rate
* Non-income producing.
** Variable rate security. Interest rate is as of January 31, 2019.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.
^ Each option contract allows the Fund to purchase 1 underlying futures contract.
(a) Amount subject to interest rate contracts risk.

FUTURES CONTRACTS
Number of Contracts	Open Short Future Contracts	Expiration	Notional Value at January 31, 2019			Unrealized Depreciation
310	10-Year U.S. Treasury Note Futures	March-19	$37,965,390			$(705,822)
100	10-Year Ultra Treasury Note Futures	March-19	13,068,800			(447,484)
115	U.S. Treasury Long Bond Futures	March-19	16,869,120			(744,687)
	TOTAL FUTURES CONTRACTS					$(1,897,993)

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Contracts ^		Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 14.5%
	CALL OPTIONS PURCHASED - 0.4%
4,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	$37.00	February-19	$14,800,000	$50,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $870,657)

	PUT OPTIONS PURCHASED - 14.1%
700	S&P 500 Index	2,630.00	March-19	184,100,000	2,019,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,585,844)

	TOTAL OPTIONS PURCHASED (Cost - $3,456,501)				2,069,500	(a)

Shares
	SHORT-TERM INVESTMENTS - 20.6%
	MONEY MARKET FUND - 20.6%
2,953,703	Milestone Treasury Obligations Fund, Institutional Class, 2.23% +				2,953,703
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,953,703)

	TOTAL INVESTMENTS - 35.1% (Cost - $6,410,204)				$5,023,203
	OPTIONS WRITTEN (Premiums Received - $2,303,250) - (7.1) %				(1,010,500)
	OTHER ASSETS LESS LIABILITIES - 72.0%				10,305,771
	NET ASSETS - 100.0%				$14,318,474

Contracts ^
	OPTIONS WRITTEN * - (7.1) %
	CALL OPTIONS WRITTEN - (1.6) %
(4,000)	iPath Series B S&P 500 VIX Short-Term Futures ETN	35.00	February-19	(14,000,000)	(230,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,301,594)

	PUT OPTIONS WRITTEN - (5.5) %
(700)	S&P 500 Index	2,500.00	March-19	(175,000,000)	(780,500)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,001,656)

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,303,250)				$(1,010,500)	(a)

ETN - Exchange-Traded Note
*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
(a) Amount subject to equity contracts risk.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares								Value
		EXCHANGE TRADED FUNDS - 3.5%
		DEBT FUNDS - 3.5%
750,000		iShares iBoxx High Yield Corporate Bond ETF (a)						$63,832,500
2,000,000		SPDR Bloomberg Barclays High Yield Bond ETF (a)						70,700,000
		TOTAL EXCHANGE TRADED FUNDS (Cost - $132,106,180)						134,532,500

		MUTUAL FUND - 0.9%
		DEBT FUND - 0.9%
3,614,338		Navigator Duration Neutral Bond Fund - Class I #						35,962,667
		TOTAL MUTUAL FUND (Cost - $36,944,720)

Principal Amount ($)					Coupon Rate (%)		Maturity
		CORPORATE BONDS - 73.9%
		ADVERTISING & MARKETING - 0.1%
1,000,000		Lamar Corp.				5.000	5/1/2023	1,012,500
400,000		Lamar Corp.				5.750	2/1/2026	415,740
200,000		Outfront Media Capital LLC / Outfront Media Capital Corp.				5.250	2/15/2022	202,750
800,000		Outfront Media Capital LLC / Outfront Media Capital Corp.				5.625	2/15/2024	814,000
800,000		Outfront Media Capital LLC / Outfront Media Capital Corp.				5.875	3/15/2025	810,000
								3,254,990
		AEROSPACE/DEFENSE - 2.6%
1,400,000		Arconic, Inc.				5.125	10/1/2024	1,414,238
1,000,000		Arconic, Inc.				5.400	4/15/2021	1,021,250
600,000		Arconic, Inc.				5.870	2/23/2022	622,500
4,028,000		Arconic, Inc.				6.150	8/15/2020	4,153,875
400,000		Bombardier, Inc. - 144A				5.750	3/15/2022	383,000
1,400,000		Bombardier, Inc. - 144A				6.000	10/15/2022	1,356,250
1,400,000		Bombardier, Inc. - 144A (a)				6.125	1/15/2023	1,356,180
1,000,000		Bombardier, Inc. - 144A (a)				7.500	12/1/2024	972,500
1,800,000		Bombardier, Inc. - 144A				7.500	3/15/2025	1,741,500
800,000		Bombardier, Inc. - 144A				7.750	3/15/2020	827,000
1,600,000		Bombardier, Inc. - 144A				8.750	12/1/2021	1,704,480
25,205,000		General Dynamics Corp., 3 mo. LIBOR + 0.290% **				2.908	5/11/2020	25,255,244
17,369,000		Lockheed Martin Corp.				4.250	11/15/2019	17,585,716
4,200,000		TransDigm, Inc.				5.500	10/15/2020	4,207,875
1,400,000		TransDigm, Inc.				6.000	7/15/2022	1,414,000
1,200,000		TransDigm, Inc.				6.375	6/15/2026	1,159,500
1,600,000		TransDigm, Inc.				6.500	7/15/2024	1,584,000
1,000,000		TransDigm, Inc.				6.500	5/15/2025	973,750
800,000		TransDigm UK Holding PLC - 144A				6.875	5/15/2026	778,000
600,000		Triumph Group, Inc.				7.750	8/15/2025	513,000
30,682,000		United Technology Corp.				1.500	11/1/2019	30,394,182
								99,418,040
		AGRICULTURE - 1.0%
20,838,000		Altria Group, Inc.				9.250	8/6/2019	21,497,316
800,000		JBS Investments II GmbH - 144A (a)				7.000	1/15/2026	814,000
10,410,000		Philip Morris International, Inc.				1.875	11/1/2019	10,341,313
5,640,000		Philip Morris International, Inc., 3 mo. LIBOR + 0.420% **				3.065	2/21/2020	5,640,840
1,400,000		Vector Group Ltd. - 144A				6.125	2/1/2025	1,233,750
								39,527,219
		AIRLINES - 0.1%
600,000		Air Canada - 144A				7.750	4/15/2021	642,750
2,400,000		American Airlines Group, Inc. - 144A				4.625	3/1/2020	2,409,000
600,000		United Contiental Holdings, Inc.				4.250	10/1/2022	593,250
								3,645,000
		APPAREL - 0.1%
1,200,000		Hanesbrands, Inc. - 144A				4.625	5/15/2024	1,183,500
1,400,000		Hanesbrands, Inc. - 144A				4.875	5/15/2026	1,347,500
								2,531,000
		AUTO MANUFACTURERS - 1.6%
600,000		Allison Transmission, Inc. - 144A				4.750	10/1/2027	561,000
1,200,000		Allison Transmission, Inc. - 144A				5.000	10/1/2024	1,185,000
4,000,000		American Honda Finance Corp., 3 mo. LIBOR + 0.150% **				2.768	11/13/2019	4,000,143
8,135,000		BMW U.S. Capital LLC - 144A				1.450	9/13/2019	8,058,363
10,000,000		Daimler Finance North America LLC, 3 mo. LIBOR + 0.390% - 144A **				2.972	5/4/2020	9,948,302
10,000,000		Daimler Finance North America LLC, 3 mo. LIBOR + 0.630% - 144A **				3.425	1/6/2020	9,999,064
2,918,000		Fiat Chrysler Automobiles NV				4.500	4/15/2020	2,939,885
1,600,000		Fiat Chrysler Automobiles NV				5.250	4/15/2023	1,621,984
400,000		Jaguar Land Rover Automotive PLC - 144A (a)				3.500	3/15/2020	393,500
400,000		Jaguar Land Rover Automotive PLC - 144A (a)				4.500	10/1/2027	298,000
600,000		Jaguar Land Rover Automotive PLC - 144A (a)				5.625	2/1/2023	553,500
1,400,000		Navistar International Corp. - 144A				6.625	11/1/2025	1,407,000
18,000,000		Nissan Motor Acceptance Corp., 3 mo. LIBOR + 0.520% - 144A **				3.299	9/13/2019	17,995,843
2,600,000		Tesla, Inc. - 144A (a)				5.300	8/15/2025	2,317,250
								61,278,834
		AUTO PARTS & EQUIPMENT - 0.2%
1,000,000		American Axle & Manufacturing, Inc.				6.250	4/1/2025	976,250
559,000		American Axle & Manufacturing, Inc. (a)				6.250	3/15/2026	539,435
800,000		American Axle & Manufacturing, Inc.				6.500	4/1/2027	769,000
600,000		Dana Financing Luxembourg Sarl - 144A				5.750	4/15/2025	589,500
600,000		Dana, Inc.				5.500	12/15/2024	591,000
1,000,000		Goodyear Tire & Rubber Co.				4.875	3/15/2027	900,000
1,200,000		Goodyear Tire & Rubber Co.				5.000	5/31/2026	1,106,700
1,200,000		Goodyear Tire & Rubber Co. (a)				5.125	11/15/2023	1,201,500
								6,673,385
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		BANKS - 15.4%
10,000,000		Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.320% - 144A **				3.117	7/2/2020	$10,023,628
9,646,000		BB&T Corp.				2.250	2/1/2019	9,646,000
22,045,000		BB&T Corp., 3 mo. LIBOR + 0.570% **				3.358	6/15/2020	22,103,249
25,000,000		Bank of New York Mellon, 3 mo. LIBOR + 0.300% (a) **				3.036	12/4/2020	25,020,195
25,000,000		Bank of New York Mellon Corp., 3 mo. LIBOR + 0.870% **				3.510	8/17/2020	25,297,464
28,680,000		Capital One NA				1.850	9/13/2019	28,505,821
12,676,000		Capital One NA				2.400	9/5/2019	12,641,208
800,000		CIT Group, Inc.				4.125	3/9/2021	804,000
600,000		CIT Group, Inc.				4.750	2/16/2024	607,500
1,800,000		CIT Group, Inc. (a)				5.000	8/1/2023	1,845,000
800,000		CIT Group, Inc.				5.250	3/7/2025	826,000
600,000		CIT Group, Inc.				6.125	3/9/2028	637,500
30,438,000		Citigroup, Inc., 3 mo. LIBOR + 0.770% **				3.574	4/8/2019	30,471,786
26,292,000		Citigroup, Inc., 3 mo. LIBOR + 0.930% **				3.696	6/7/2019	26,369,850
15,000,000		Commonwealth Bank of Australia, 3 mo. LIBOR + 0.320% - 144A				3.142	6/25/2020	15,011,059
10,000,000		Commonwealth Bank of Australia, 3 mo. LIBOR + 0.550% - 144A				3.289	9/6/2019	10,023,166
10,000,000		Commonwealth Bank of Australia, 3 mo. LIBOR + 0.700% - 144A				3.487	4/15/2019	10,010,368
1,600,000		Deutsche Bank AG				4.296	5/24/2028	1,422,053
1,200,000		Deutsche Bank AG NY				4.875	12/1/2032	1,013,100
600,000		Fifth Third Bancorp, 3 mo. LIBOR + 3.033% **				5.100	12/29/2049	564,135
800,000		Freedom Mortgage Corp. - 144A				8.125	11/15/2024	738,000
1,077,000		Freedom Mortgage Corp. - 144A				8.250	4/15/2025	990,840
20,000,000		Goldman Sachs Group, Inc.				2.000	4/25/2019	19,958,335
10,000,000		Goldman Sachs Group, Inc., 3 mo. LIBOR + 0.800% **				3.579	12/13/2019	10,014,983
50,000,000		JPMorgan Chase Bank NA, 3 mo. LIBOR + 0.290% **				2.831	2/1/2021	49,955,667
15,000,000		KeyBank NA / Cleveland OH				1.600	8/22/2019	14,913,783
4,225,000		Manufacturers & Traders Trust Co.				2.250	7/25/2019	4,216,015
4,800,000		Morgan Stanley, 3 mo. LIBOR + 0.550% **				3.168	2/10/2021	4,797,885
40,253,000		Morgan Stanley, 3 mo. LIBOR + 0.850% **				3.414	2/14/2020	40,253,169
10,000,000		Royal Bank of Canada, 3 mo. LIBOR + 0.240% **				2.946	8/29/2019	10,013,127
10,000,000		Royal Bank of Canada, 3 mo. LIBOR + 0.710% **				3.497	4/15/2019	10,013,897
25,000,000		State Street Corp., 3 mo. LIBOR + 0.900% **				3.540	8/18/2020	25,163,541
3,500,000		Toronto-Dominion Bank, 3 mo. LIBOR + 0.150% **				2.929	10/24/2019	3,498,116
50,000,000		Toronto-Dominion Bank, 3 mo. LIBOR + 0.280% **				3.051	6/11/2020	49,959,539
50,000,000		US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.125% **				2.898	1/17/2020	50,032,727
10,000,000		US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.480% **				3.245	10/28/2019	10,028,226
1,000,000		UniCredit SpA, 3 mo. LIBOR + 3.703% - 144A **				5.861	6/19/2032	896,397
6,000,000		UniCredit SpA - 144A				6.572	1/14/2022	6,133,506
38,000,000		Wells Fargo Bank NA, 3 mo. LIBOR + 0.600% **				3.289	5/24/2019	38,059,195
5,000,000		Westpac Banking Corp., 3 mo. LIBOR + 0.280 **				2.896	5/15/2020	5,002,175
								587,482,205
		BEVERAGES - 0.7%
27,162,000		Anheuser-Busch InBev Worldwide, Inc.				6.875	11/15/2019	27,977,601

		BIOTECHNOLOGY - 0.7%
10,000,000		Celgene Corp.				2.250	5/15/2019	9,984,915
15,970,000		Gilead Sciences, Inc., 3 mo. LIBOR + 0.250% **				3.042	9/20/2019	15,970,718
								25,955,633
		BUILDING MATERIALS - 0.3%
1,200,000		Griffon Corp.				5.250	3/1/2022	1,180,500
4,795,000		Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.500% **				2.838	12/20/2019	4,788,209
1,200,000		Standard Industries, Inc. - 144A				4.750	1/15/2028	1,089,360
400,000		Standard Industries, Inc. - 144A (a)				5.000	2/15/2027	375,000
1,400,000		Standard Industries, Inc. - 144A				5.375	11/15/2024	1,394,750
800,000		Standard Industries, Inc. - 144A				5.500	2/15/2023	816,000
1,400,000		Standard Industries, Inc. - 144A				6.000	10/15/2025	1,414,000
600,000		Summit Materials LLC / Summit Materials Finance Corp.				6.125	7/15/2023	607,320
								11,665,139
		CHEMICALS - 1.3%
10,218,000		Air Liquide Finance SA - 144A				1.375	9/27/2019	10,113,322
600,000		Blue Cube Spinico LLC				10.000	10/15/2025	688,500
800,000		CF Industries, Inc.				3.450	6/1/2023	775,000
800,000		Chemours Co.				5.375	5/15/2027	772,000
1,200,000		Chemours Co.				7.000	5/15/2025	1,255,500
20,000,000		Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3 mo. LIBOR + 0.750% - 144A **				3.291	5/1/2020	20,044,682
1,200,000		Element Solutions, Inc. - 144A				5.875	12/1/2025	1,203,000
5,000,000		Element Solutions, Inc. - 144A (a)				6.500	2/1/2022	5,081,250
1,600,000		Hexion, Inc.				6.625	4/15/2020	1,279,000
400,000		Hexion, Inc. - 144A				10.375	2/1/2022	322,000
1,400,000		Hexion, Inc. / Hexion Nova Scotia Finance ULC				9.000	11/15/2020	630,000
1,400,000		NOVA Chemicals Corp. - 144A				4.875	6/1/2024	1,335,250
596,000		NOVA Chemicals Corp. - 144A				5.000	5/1/2025	550,555
800,000		NOVA Chemicals Corp. - 144A				5.250	8/1/2023	780,832
1,400,000		NOVA Chemicals Corp. - 144A				5.250	6/1/2027	1,282,750
800,000		Olin Corp.				5.000	2/1/2030	741,000
400,000		Olin Corp.				5.125	9/15/2027	392,000
400,000		Tronox Finance PLC - 144A				5.750	10/1/2025	347,500
605,000		Tronox, Inc. - 144A (a)				6.500	4/15/2026	531,644
1,200,000		WR Grace & Co-Conn - 144A				5.125	10/1/2021	1,239,000
								49,364,785
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		COAL - 0.1%
1,200,000		Peabody Energy Corp. - 144A				6.000	3/31/2022	$1,203,000
600,000		Peabody Energy Corp. - 144A				6.375	3/31/2025	580,500
								1,783,500
		COMMERICAL SERVICES - 0.9%
1,400,000		ADT Security Corp.				3.500	7/15/2022	1,352,750
1,000,000		ADT Security Corp.				4.125	6/15/2023	965,000
1,200,000		ADT Security Corp.				6.250	10/15/2021	1,267,500
600,000		AP Group, Inc.				7.625	9/1/2023	498,000
800,000		AP Group, Inc. (a)				7.875	12/1/2022	778,000
200,000		Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)				5.500	4/1/2023	199,750
800,000		Hertz Corp. - 144A				5.500	10/15/2024	660,000
600,000		Hertz Corp.				6.250	10/15/2022	546,000
1,117,000		Hertz Corp. (a)				7.375	1/15/2021	1,110,019
1,600,000		Hertz Corp. - 144A				7.625	6/1/2022	1,596,480
1,600,000		Jaguar Holding Co. II / Pharmaceutical Product Development LLC - 144A				6.375	8/1/2023	1,596,000
600,000		Nielsen Co. Luxembourg SARL - 144A (a)				5.000	2/1/2025	598,500
1,200,000		Nielsen Finance LLC				4.500	10/1/2020	1,200,000
3,400,000		Nielsen Finance LLC - 144A				5.000	4/15/2022	3,411,900
1,600,000		Refinitiv U.S. Holdings, Inc. -144A				6.250	5/15/2026	1,576,000
2,200,000		Refinitiv U.S. Holdings, Inc. - 144A				8.250	11/15/2026	2,068,000
800,000		Service Corp. International				4.625	12/15/2027	783,000
2,200,000		Service Corp. International				5.375	1/15/2022	2,222,000
1,200,000		Service Corp. International				5.375	5/15/2024	1,228,500
1,200,000		ServiceMaster Co. LLC - 144A				5.125	11/15/2024	1,176,000
800,000		United Rentals North America, Inc.				4.625	10/15/2025	769,600
1,923,000		United Rentals North America, Inc.				4.875	1/15/2028	1,829,254
800,000		United Rentals North America, Inc.				5.500	7/15/2025	812,000
1,000,000		United Rentals North America, Inc.				5.500	5/15/2027	987,800
1,000,000		United Rentals North America, Inc.				5.750	11/15/2024	1,028,750
1,000,000		United Rentals North America, Inc.				5.875	9/15/2026	1,018,750
1,400,000		United Rentals North America, Inc.				6.500	12/15/2026	1,456,000
1,600,000		Verscend Escrow Corp. - 144A				9.750	8/15/2026	1,616,880
								34,352,433
		COMPUTERS - 3.3%
65,000,000		Apple, Inc., 3 mo. LIBOR + 0.250% ** (a)				2.591	2/7/2020	65,107,196
13,100,000		Apple, Inc., 3 mo. LIBOR + 0.300% **				2.638	5/6/2020	13,129,777
2,200,000		Banff Merger Sub, Inc. - 144A				9.750	9/1/2026	2,101,000
2,400,000		Dell International LLC / EMC Corp. - 144A				5.875	6/15/2021	2,445,147
800,000		Dell International LLC / EMC Corp. - 144A (a)				7.125	6/15/2024	844,672
1,000,000		EMC Corp. (a)				3.375	6/1/2023	949,876
1,600,000		Exela Intermediate LLC / Exela Finance, Inc. - 144A				10.000	7/15/2023	1,606,000
2,200,000		Harland Clarke Holdings Corp. - 144A				8.375	8/15/2022	2,073,500
30,000,000		IBM Credit LLC, 3 mo. LIBOR + 0.470% **				3.177	11/30/2020	30,101,226
600,000		Leidos Holdings, Inc.				4.450	12/1/2020	611,580
200,000		NCR Corp.				4.625	2/15/2021	198,000
1,000,000		NCR Corp.				5.000	7/15/2022	987,800
1,000,000		NCR Corp.				5.875	12/15/2021	1,007,500
1,000,000		NCR Corp.				6.375	12/15/2023	1,005,000
2,000,000		NetApp, Inc.				2.000	9/27/2019	1,987,499
1,800,000		West Corp. - 144A				8.500	10/15/2025	1,509,750
2,800,000		Western Digital Corp.				4.750	2/15/2026	2,611,000
								128,276,523
		COSMETICS/PERSONAL CARE - 0.2%
1,400,000		Avon International Operations, Inc. - 144A				7.875	8/15/2022	1,421,000
1,200,000		Edgewell Personal Care Co.				4.700	5/19/2021	1,213,500
1,000,000		Edgewell Personal Care Co.				4.700	5/24/2022	1,003,750
1,400,000		First Quality Finance Co., Inc. - 144A				4.625	5/15/2021	1,400,000
600,000		First Quality Finance Co., Inc. - 144A				5.000	7/1/2025	580,500
								5,618,750
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		DIVERSIFIED FINANCIAL SERVICES - 2.1%
2,000,000		AIG Global Funding - 144A				1.950	10/18/2019	$1,991,046
2,400,000		Ally Financial, Inc.				4.125	3/30/2020	2,409,000
800,000		Ally Financial, Inc. (a)				4.125	2/13/2022	805,000
600,000		Ally Financial, Inc.				4.250	4/15/2021	605,250
400,000		Ally Financial, Inc.				4.625	5/19/2022	408,800
400,000		Ally Financial, Inc.				4.625	3/30/2025	408,856
600,000		Ally Financial, Inc.				5.125	9/30/2024	623,250
1,200,000		Ally Financial, Inc.				5.750	11/20/2025	1,261,812
10,000,000		American Express Credit Corp., 3 mo. LIBOR + 1.050% **				3.827	9/14/2020	10,106,059
16,600,000		CDP Financial, Inc. - 144A				4.400	11/25/2019	16,817,534
600,000		Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A				6.875	4/15/2022	595,500
600,000		Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A				7.250	8/15/2024	573,750
1,800,000		Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A				7.375	4/1/2020	1,811,250
800,000		Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A				7.500	4/15/2021	811,000
800,000		Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp. - 144A				5.250	3/15/2022	806,000
600,000		Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp. - 144A				5.250	10/1/2025	558,000
1,600,000		Nationstar Mortgage Holdings, Inc. - 144A				8.125	7/15/2023	1,623,520
1,200,000		Nationstar Mortgage Holdings, Inc. - 144A				9.125	7/15/2026	1,217,880
1,200,000		Navient Corp.				5.500	1/25/2023	1,162,500
800,000		Navient Corp.				5.875	10/25/2024	756,000
1,000,000		Navient Corp.				6.125	3/25/2024	961,875
1,000,000		Navient Corp.				6.500	6/15/2022	1,024,050
800,000		Navient Corp.				6.750	6/25/2025	771,000
800,000		Navient Corp.				6.750	6/15/2026	755,984
600,000		Navient Corp.				7.250	1/25/2022	624,750
800,000		Navient Corp.				7.250	9/25/2023	817,000
1,400,000		Quicken Loans, Inc. - 144A				5.250	1/15/2028	1,268,750
1,800,000		Quicken Loans, Inc. - 144A				5.750	5/1/2025	1,746,000
1,000,000		Springleaf Finance Corp.				5.625	3/15/2023	987,500
800,000		Springleaf Finance Corp.				6.125	5/15/2022	826,336
1,400,000		Springleaf Finance Corp.				6.875	3/15/2025	1,342,250
1,800,000		Springleaf Finance Corp.				7.125	3/15/2026	1,717,875
400,000		Springleaf Finance Corp.				7.750	10/1/2021	422,500
3,600,000		Springleaf Finance Corp.				8.250	12/15/2020	3,852,000
16,809,000		Western Union Co., 3 mo. LIBOR + 0.800% **				3.453	5/22/2019	16,821,143
								79,291,020
		ELECTRIC - 3.5%
1,400,000		AES Corp/ VA				4.000	3/15/2021	1,400,000
800,000		AES Corp/ VA				4.500	3/15/2023	807,000
400,000		AES Corp/ VA				5.125	9/1/2027	409,000
400,000		AES Corp/ VA				6.000	5/15/2026	423,500
1,400,000		Calpine Corp. - 144A				5.250	6/1/2026	1,335,250
1,600,000		Calpine Corp.				5.375	1/15/2023	1,560,000
800,000		Calpine Corp.				5.500	2/1/2024	760,000
1,800,000		Calpine Corp.				5.750	1/15/2025	1,701,000
400,000		Calpine Corp. - 144A				5.875	1/15/2024	401,000
800,000		Clearway Energy Operating LLC				5.375	8/15/2024	746,000
800,000		Clearway Energy Operating LLC - 144A				5.750	10/15/2025	742,000
11,138,000		Dominion Energy, Inc.				1.600	8/15/2019	11,057,723
5,000,000		Dominion Energy, Inc.				5.200	8/15/2019	5,055,060
22,850,000		DTE Energy Co.				1.500	10/1/2019	22,611,487
5,000,000		Mississippi Power Co., 3 mo. LIBOR + 0.650% **				3.472	3/27/2020	4,998,096
20,000,000		NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.315% **				3.053	9/3/2019	19,951,775
600,000		NextEra Energy Operating Partners LP - 144A				4.250	9/15/2024	573,930
600,000		NextEra Energy Operating Partners LP - 144A				4.500	9/15/2027	547,875
800,000		NRG Energy, Inc. (a)				5.750	1/15/2028	813,400
1,691,000		NRG Energy, Inc.				6.625	1/15/2027	1,786,491
1,600,000		NRG Energy, Inc.				7.250	5/15/2026	1,735,280
20,000,000		Sempra Energy, 3 mo. LIBOR + 0.250% **				3.037	7/15/2019	19,936,289
12,493,000		Southern Power Co., 3 mo. LIBOR + 0.550% - 144A **				3.342	12/20/2020	12,424,456
900,000		Talen Energy Supply LLC				6.500	6/1/2025	706,500
600,000		Talen Energy Supply LLC - 144A				9.500	7/15/2022	615,000
800,000		Talen Energy Supply LLC - 144A				10.500	1/15/2026	744,000
11,400,000		Virginia Electric & Power Co.				5.000	6/30/2019	11,493,947
1,400,000		Vistra Energy Corp.				5.875	6/1/2023	1,438,500
4,600,000		Vistra Energy Corp.				7.375	11/1/2022	4,795,500
1,000,000		Vistra Operations Co. LLC - 144A				5.500	9/1/2026	1,016,250
								132,586,309
		ELECTRICAL COMPOSITIONS & EQUIPMENT - 0.0%
800,000		Energizer Holdings, Inc. - 144A				5.500	6/15/2025	764,000
400,000		Energizer Holdings, Inc. - 144A (a)				6.375	7/15/2026	390,000
								1,154,000
		ELECTRONICS - 0.1%
800,000		Sensata Technologies BV - 144A				4.875	10/15/2023	805,000
800,000		Sensata Technologies BV - 144A				5.000	10/1/2025	808,000
200,000		Sensata Technologies BV - 144A				5.625	11/1/2024	208,250
								1,821,250
		ENERGY-ALTERNATE SOURCES - 0.0%
800,000		TerraForm Power Operating LLC - 144A				4.250	1/31/2023	786,000
800,000		TerraForm Power Operating LLC - 144A				5.000	1/31/2028	746,000
								1,532,000
		ENGINEERING & CONSTRUCTION - 0.1%
1,400,000		AECOM				5.125	3/15/2027	1,326,500
800,000		AECOM				5.875	10/15/2024	835,800
1,400,000		Brand Industrial Services, Inc. - 144A				8.500	7/15/2025	1,258,250
								3,420,550
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		ENTERTAINMENT - 0.4%
600,000		AMC Entertainment Holdings, Inc.				5.750	6/15/2025	$555,690
600,000		AMC Entertainment Holdings, Inc.				5.875	11/15/2026	541,500
400,000		AMC Entertainment Holdings, Inc.				6.125	5/15/2027	358,000
1,900,000		Caesars Resort Collection LLC / CRC Finco, Inc. - 144A				5.250	10/15/2025	1,783,625
950,000		Cinemark USA, Inc.				4.875	6/1/2023	942,875
200,000		Cinemark USA, Inc.				5.125	12/15/2022	200,250
800,000		Eldorado Resorts, Inc.				6.000	4/1/2025	808,600
600,000		Eldorado Resorts, Inc. - 144A				6.000	9/15/2026	601,500
1,600,000		International Game Technology PLC - 144A				6.250	2/15/2022	1,664,000
800,000		International Game Technology PLC - 144A				6.250	1/15/2027	812,500
1,200,000		International Game Technology PLC - 144A				6.500	2/15/2025	1,254,960
1,000,000		Scientific Games International, Inc. - 144A				5.000	10/15/2025	950,300
2,600,000		Scientific Games International, Inc.				10.000	12/1/2022	2,743,000
1,200,000		Six Flags Entertainment Corp. - 144A				4.875	7/31/2024	1,191,000
600,000		Six Flags Entertainment Corp. - 144A				5.500	4/15/2027	597,000
1,200,000		Stars Group Holdings BV / Stars Group US Co-Borrower LLC - 144A				7.000	7/15/2026	1,221,360
								16,226,160
		ENVIRONMENTAL CONTROL - 0.1%
900,000		Covanta Holding Corp.				5.875	3/1/2024	900,000
600,000		Covanta Holding Corp.				5.875	7/1/2025	590,250
600,000		Covanta Holding Corp.				6.000	1/1/2027	577,500
800,000		GFL Environmental, Inc. - 144A				5.375	3/1/2023	752,000
600,000		Hulk Finance Corp. - 144A				7.000	6/1/2026	556,620
1,000,000		Tervita Escrow Corp. - 144A				7.625	12/1/2021	987,500
								4,363,870
		FOOD - 4.7%
1,447,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC				5.750	3/15/2025	1,361,989
1,400,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC				6.625	6/15/2024	1,389,500
200,000		B&G Foods, Inc.				4.625	6/1/2021	201,810
1,200,000		B&G Foods, Inc.				5.250	4/1/2025	1,181,100
15,000,000		Campbell Soup Co., 3 mo. LIBOR + 0.500% **				3.288	3/16/2020	14,921,792
27,810,000		Danone SA - 144A				1.691	10/30/2019	27,525,755
10,000,000		Hershey Co.				2.900	5/15/2020	10,025,262
10,000,000		Ingredion, Inc.				4.625	11/1/2020	10,232,997
1,200,000		JBS Invesment GmbH - 144A				6.250	2/5/2023	1,210,500
1,200,000		JBS Invesment GmbH - 144A				7.250	4/3/2024	1,245,384
1,000,000		JBS U.S.A. LUX SA / JBS Finance, Inc. - 144A				5.750	6/15/2025	1,001,250
800,000		JBS U.S.A. LUX SA / JBS Finance, Inc. - 144A				5.875	7/15/2024	811,000
1,000,000		JBS U.S.A. LUX SA / JBS Finance, Inc. - 144A				6.750	2/15/2028	1,026,250
17,085,000		Kellogg Co.				4.150	11/15/2019	17,223,557
800,000		Lamb Weston Holdings, Inc. - 144A				4.625	11/1/2024	798,000
1,000,000		Lamb Weston Holdings, Inc. - 144A				4.875	11/1/2026	996,500
38,000,000		Mondelez International, Inc.				3.000	5/7/2020	38,075,077
1,400,000		Pilgrim's Pride Corp. - 144A				5.750	3/15/2025	1,379,000
1,200,000		Pilgrim's Pride Corp. - 144A				5.875	9/30/2027	1,161,000
4,000,000		Post Holdings, Inc. - 144A				5.500	3/1/2025	3,975,000
10,000,000		Tyson Foods, Inc.				2.650	8/15/2019	9,984,911
32,545,000		Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **				3.157	5/30/2019	32,520,667
								178,248,301
		FOOD SERVICE - 0.1%
600,000		Aramark Services, Inc.				4.750	6/1/2026	591,000
400,000		Aramark Services, Inc. - 144A				5.000	4/1/2025	403,000
1,200,000		Aramark Services, Inc. - 144A				5.000	2/1/2028	1,174,500
400,000		Aramark Services, Inc. (a)				5.125	1/15/2024	405,164
								2,573,664
		GAS - 0.5%
1,000,000		AmeriGas Partners LP / AmeriGas Finance Corp.				5.500	5/20/2025	985,000
1,000,000		AmeriGas Partners LP / AmeriGas Finance Corp.				5.625	5/20/2024	992,500
800,000		AmeriGas Partners LP / AmeriGas Finance Corp.				5.750	5/20/2027	768,000
1,000,000		AmeriGas Partners LP / AmeriGas Finance Corp.				5.875	8/20/2026	990,300
15,000,000		WGL Holding,s Inc., 3 mo. LIBOR + 0.400% **				3.106	11/29/2019	14,925,079
								18,660,879
		HEALTHCARE-PRODUCTS - 1.2%
1,800,000		Avantor, Inc. - 144A				6.000	10/1/2024	1,845,000
2,800,000		Avantor, Inc. - 144A				9.000	10/1/2025	2,891,000
1,000,000		DJO Finance LLC / DJO Finance Corp. - 144A				8.125	6/15/2021	1,041,700
1,200,000		Hologic, Inc. - 144A				4.375	10/15/2025	1,184,544
600,000		Hologic, Inc. - 144A				4.625	2/1/2028	582,000
4,400,000		Kinetic Concepts, Inc. / KCI USA, Inc. - 144A				7.875	2/15/2021	4,493,500
600,000		Kinetic Concepts, Inc. / KCI USA, Inc. - 144A				12.500	11/1/2021	651,000
5,000,000		Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A				4.875	4/15/2020	4,968,750
16,105,000		Medtronic, Inc., 3 mo. LIBOR + 0.800% **				3.588	3/15/2020	16,224,759
8,750,000		Medtronic Global Holdings SCA				1.700	3/28/2019	8,738,735
2,000,000		Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA - 144A				6.625	5/15/2022	1,940,000
400,000		Teleflex, Inc.				4.625	11/15/2027	391,500
400,000		Teleflex, Inc.				4.875	6/1/2026	403,880
								45,356,368
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		HEALTHCARE-SERVICES - 2.5%
1,000,000		Acadia Healthcare Co., Inc.				5.625	2/15/2023	$987,500
20,000,000		Anthem, Inc.				2.250	8/15/2019	19,947,341
600,000		Centene Corp.				4.750	5/15/2022	612,930
1,113,000		Centene Corp.				4.750	1/15/2025	1,131,086
2,200,000		Centene Corp. - 144A				5.375	6/1/2026	2,277,000
3,600,000		Centene Corp.				6.125	2/15/2024	3,780,000
1,800,000		CHS/Community Health Systems, Inc.				5.125	8/1/2021	1,739,250
3,800,000		CHS/Community Health Systems, Inc.				6.250	3/31/2023	3,643,250
1,800,000		CHS/Community Health Systems, Inc. - 144A				8.125	6/30/2024	1,435,500
1,200,000		CHS/Community Health Systems, Inc. - 144A (a)				8.625	1/15/2024	1,239,000
2,400,000		CHS/Community Health Systems, Inc. - 144A				11.000	6/30/2023	2,064,000
1,800,000		DaVita, Inc.				5.000	5/1/2025	1,739,250
2,200,000		DaVita, Inc.				5.125	7/15/2024	2,178,660
600,000		DaVita, Inc.				5.750	8/15/2022	611,250
1,400,000		Encompass Health Corp.				5.750	11/1/2024	1,421,000
1,800,000		Envision Healthcare Corp. - 144A (a)				8.750	10/15/2026	1,645,875
2,400,000		HCA Healthcare, Inc.				6.250	2/15/2021	2,508,000
1,400,000		HCA, Inc.				4.500	2/15/2027	1,414,000
1,200,000		HCA, Inc.				4.750	5/1/2023	1,236,000
2,200,000		HCA, Inc.				5.000	3/15/2024	2,294,600
1,400,000		HCA, Inc.				5.250	4/15/2025	1,485,680
1,800,000		HCA, Inc.				5.250	6/15/2026	1,893,375
3,000,000		HCA, Inc.				5.375	2/1/2025	3,104,070
1,400,000		HCA, Inc.				5.375	9/1/2026	1,436,316
1,400,000		HCA, Inc.				5.625	9/1/2028	1,451,184
1,000,000		HCA, Inc.				5.875	3/15/2022	1,062,500
1,800,000		HCA, Inc.				5.875	5/1/2023	1,908,000
1,800,000		HCA, Inc.				5.875	2/15/2026	1,903,500
2,600,000		HCA, Inc.				7.500	2/15/2022	2,853,500
1,000,000		MEDNAX, Inc. - 144A (a)				5.250	12/1/2023	1,005,000
800,000		MEDNAX, Inc. - 144A				6.250	1/15/2027	808,000
1,437,000		Molina Healthcare, Inc.				5.375	11/15/2022	1,471,129
2,200,000		MPH Acquisition Holdings LLC - 144A				7.125	6/1/2024	2,190,100
1,200,000		RegionalCare Hospital Partners Holdings, Inc. - 144A				8.250	5/1/2023	1,270,500
2,000,000		RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. - 144A				9.750	12/1/2026	2,000,600
1,000,000		Tenet Healthcare Corp.				4.375	10/1/2021	1,003,750
1,500,000		Tenet Healthcare Corp.				4.500	4/1/2021	1,510,500
4,400,000		Tenet Healthcare Corp.				4.625	7/15/2024	4,326,212
3,200,000		Tenet Healthcare Corp.				5.125	5/1/2025	3,134,656
4,000,000		Tenet Healthcare Corp.				8.125	4/1/2022	4,200,000
1,600,000		WellCare Health Plans, Inc.				5.250	4/1/2025	1,630,000
1,000,000		WellCare Health Plans, Inc. - 144A				5.375	8/15/2026	1,020,000
								96,574,064
		HOME BUILDERS - 0.5%
600,000		Beazer Homes U.S.A., Inc.				5.875	10/15/2027	513,000
800,000		Beazer Homes U.S.A., Inc.				8.750	3/15/2022	838,400
1,600,000		Brookfield Residential Properties, Inc. - 144A				6.500	12/15/2020	1,604,000
800,000		Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. - 144A				6.125	7/1/2022	787,000
400,000		K Hovnanian Enterprises, Inc. - 144A				10.000	7/15/2022	340,000
400,000		K Hovnanian Enterprises, Inc. - 144A				10.500	7/15/2024	318,000
600,000		KB Home				7.000	12/15/2021	633,000
800,000		Lennar Corp.				4.125	1/15/2022	799,240
400,000		Lennar Corp.				4.500	4/30/2024	394,000
800,000		Lennar Corp.				4.750	4/1/2021	811,000
1,000,000		Lennar Corp.				4.750	11/15/2022	1,007,500
600,000		Lennar Corp.				4.750	5/30/2025	588,750
1,000,000		Lennar Corp.				4.750	11/29/2027	951,250
600,000		Lennar Corp.				4.875	12/15/2023	602,250
600,000		Lennar Corp.				5.875	11/15/2024	616,500
600,000		Meritage Homes Corp.				6.000	6/1/2025	597,000
400,000		PulteGroup, Inc.				4.250	3/1/2021	407,000
800,000		PulteGroup, Inc.				5.000	1/15/2027	772,750
1,000,000		PulteGroup, Inc.				5.500	3/1/2026	1,008,750
400,000		Taylor Morrison Communities, Inc.				6.625	5/15/2022	407,500
1,400,000		Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. - 144A				5.250	4/15/2021	1,407,000
600,000		Toll Brothers Finance Corp.				4.350	2/15/2028	549,000
600,000		Toll Brothers Finance Corp.				4.375	4/15/2023	591,000
600,000		Toll Brothers Finance Corp.				4.875	3/15/2027	580,500
600,000		Toll Brothers Finance Corp.				5.875	2/15/2022	626,250
800,000		TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.				5.875	6/15/2024	774,000
400,000		William Lyon Homes, Inc.				5.875	1/31/2025	354,000
								18,878,640
		HOME FURNISHINGS - 0.0%
800,000		Tempur Sealy International, Inc.				5.500	6/15/2026	768,000
800,000		Tempur Sealy International, Inc.				5.625	10/15/2023	796,000
								1,564,000
		HOUSEHOLD PRODUCTS/WARES - 0.1%
1,400,000		Kronos Acquisition Holdings, Inc. - 144A				9.000	8/15/2023	1,190,000
1,200,000		Prestige Brands, Inc. - 144A (a)				5.375	12/15/2021	1,204,500
1,100,000		Prestige Brands, Inc. - 144A				6.375	3/1/2024	1,100,000
1,200,000		Spectrum Brands, Inc.				5.750	7/15/2025	1,188,360
								4,682,860
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		INSURANCE - 5.5%
16,099,000		Berkshire Hathaway Finance Corp.				1.300	8/15/2019	$15,983,725
200,000		Genworth Holdings, Inc.				4.800	2/15/2024	173,500
200,000		Genworth Holdings, Inc. (a)				4.900	8/15/2023	176,500
1,813,000		HUB International Ltd. - 144A				7.000	5/1/2026	1,763,143
65,000,000		Jackson National Life Global Funding, 3 mo. LIBOR + 0.300% - 144A **				3.065	4/27/2020	64,915,447
7,000,000		Metropolitan Life Global Funding I, 3 mo. LIBOR + 0.220% - 144A **				3.024	9/19/2019	7,005,670
5,615,000		Metropolitan Life Global Funding I - 144A				2.960	9/7/2020	5,606,729
7,000,000		New York Life Global Funding, 3 mo. LIBOR + 0.280% - 144A **				0.000	1/28/2021	6,999,326
70,000,000		New York Life Global Funding, 3 mo. LIBOR + 0.100% - 144A **				2.861	1/21/2020	70,007,924
7,000,000		Pricoa Global Funding I - 144A				2.200	5/16/2019	6,991,481
20,000,000		Protective Life Global Funding, 3 mo. LIBOR + 0.370% - 144A **				3.167	7/13/2020	19,941,902
600,000		Radian Group, Inc.				4.500	10/1/2024	587,700
7,975,000		Reinsurance Group of America, Inc.				6.450	11/15/2019	8,186,923
800,000		Voya Financial, Inc., 3 mo. LIBOR + 3.580% **				5.650	5/15/2053	778,000
								209,117,970
		INTERNET - 1.0%
18,570,000		eBay, Inc.				2.200	8/1/2019	18,507,706
1,400,000		Netflix, Inc.				4.375	11/15/2026	1,329,125
2,000,000		Netflix, Inc.				4.875	4/15/2028	1,907,500
200,000		Netflix, Inc.				5.375	2/1/2021	205,250
2,600,000		Netflix, Inc.				5.500	2/15/2022	2,708,680
421,000		Netflix, Inc. (a)				5.750	3/1/2024	439,945
1,063,000		Netflix, Inc.				5.875	2/15/2025	1,103,872
2,400,000		Netflix, Inc. - 144A				5.875	11/15/2028	2,439,000
1,200,000		Netflix, Inc. - 144A				6.375	5/15/2029	1,239,000
400,000		Symantic Corp.				3.950	6/15/2022	395,122
1,200,000		Symantic Corp. - 144A				5.000	4/15/2025	1,197,319
600,000		VeriSign, Inc.				4.625	5/1/2023	605,250
800,000		VeriSign, Inc.				4.750	7/15/2027	799,800
600,000		VeriSign, Inc.				5.250	4/1/2025	620,730
2,000,000		Zayo Group LLC / Zayo Capital, Inc. - 144A				5.750	1/15/2027	1,937,380
1,400,000		Zayo Group LLC / Zayo Capital, Inc.				6.000	4/1/2023	1,414,000
917,000		Zayo Group LLC / Zayo Capital, Inc.				6.375	5/15/2025	898,660
								37,748,339
		IRON/STEEL - 0.3%
400,000		AK Steel Corp. (a)				7.000	3/15/2027	327,000
1,200,000		Allegheny Technologies, Inc.				5.950	1/15/2021	1,222,224
800,000		Allegheny Technologies, Inc.				7.875	8/15/2023	856,000
400,000		Cleveland-Cliffs, Inc. - 144A				4.875	1/15/2024	386,000
1,600,000		Cleveland-Cliffs, Inc.				5.750	3/1/2025	1,552,000
600,000		Steel Dynamics, Inc.				5.000	12/15/2026	598,500
1,600,000		Steel Dynamics, Inc.				5.125	10/1/2021	1,614,000
800,000		Steel Dynamics, Inc.				5.250	4/15/2023	813,000
600,000		Steel Dynamics, Inc.				5.500	10/1/2024	620,880
900,000		United States Steel Corp.				6.250	3/15/2026	819,000
800,000		United States Steel Corp. (a)				6.875	8/15/2025	762,000
								9,570,604
		LEISURE TIME - 0.1%
600,000		Sabre GLBL, Inc. - 144A				5.250	11/15/2023	612,000
800,000		Sabre GLBL, Inc. - 144A				5.375	4/15/2023	814,000
600,000		VOC Escrow Ltd. - 144A				5.000	2/15/2028	587,940
1,200,000		Viking Cruises Ltd. - 144A				5.875	9/15/2027	1,176,000
								3,189,940
		LODGING - 0.6%
600,000		Boyd Gaming Corp.				6.000	8/15/2026	602,250
800,000		Boyd Gaming Corp.				6.375	4/1/2026	819,000
2,400,000		Boyd Gaming Corp.				6.875	5/15/2023	2,503,512
800,000		Diamond Resorts International, Inc. - 144A				7.750	9/1/2023	791,000
1,000,000		Diamond Resorts International, Inc. - 144A (a)				10.750	9/1/2024	912,500
1,000,000		Hilton Domestic Operating Co., Inc.				4.250	9/1/2024	982,300
1,600,000		Hilton Domestic Operating Co., Inc. - 144A				5.125	5/1/2026	1,616,000
800,000		Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.				4.625	4/1/2025	790,000
600,000		Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.				4.875	4/1/2027	595,380
1,600,000		Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. - 144A				6.750	11/15/2021	1,656,000
400,000		MGM Resorts International				4.625	9/1/2026	378,000
1,200,000		MGM Resorts International				5.750	6/15/2025	1,212,000
1,400,000		MGM Resorts International				6.000	3/15/2023	1,456,000
1,400,000		MGM Resorts International				6.625	12/15/2021	1,482,180
1,000,000		MGM Resorts International				6.750	10/1/2020	1,046,310
1,400,000		MGM Resorts International				7.750	3/15/2022	1,524,250
800,000		Wyndham Destinations, Inc.				3.900	3/1/2023	755,500
1,000,000		Wyndham Destinations, Inc.				4.250	3/1/2022	1,002,500
600,000		Wyndham Destinations, Inc.				4.500	4/1/2027	575,250
400,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A				4.250	5/30/2023	392,000
1,128,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A				5.250	5/15/2027	1,056,090
2,400,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A				5.500	3/1/2025	2,343,000
								24,491,022
		MACHINERY - CONSTRUCTION & MINING - 0.0%
1,200,000		Vertiv Group Corp. - 144A				9.250	10/15/2024	1,122,000

		MACHINERY - DIVERSIFIED - 0.1%
3,000,000		John Deere Capital Corp., 3 mo. LIBOR + 0.120% ** (a)				2.915	7/5/2019	3,001,244

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		MEDIA - 5.4%
2,450,000		Altice Financing SA - 144A				6.625	2/15/2023	$2,469,110
3,200,000		Altice Financing SA - 144A				7.500	5/15/2026	3,040,000
400,000		Altice Finco SA - 144A				8.125	1/15/2024	396,000
1,200,000		Altice France SA/France - 144A				6.250	5/15/2024	1,180,860
5,800,000		Altice France SA/France - 144A				7.375	5/1/2026	5,604,192
1,800,000		Altice France SA/France - 144A				8.125	2/1/2027	1,772,820
2,200,000		Altice Luxembourg SA - 144A				7.625	2/15/2025	1,878,250
3,800,000		Altice Luxembourg SA - 144A (a)				7.750	5/15/2022	3,700,250
1,200,000		AMC Networks, Inc.				4.750	8/1/2025	1,162,500
1,400,000		AMC Networks, Inc.				5.000	4/1/2024	1,393,000
1,000,000		AMC Networks, Inc. (a)				4.750	12/15/2022	1,005,000
575,000		Cablevision Systems Corp.				8.000	4/15/2020	599,438
800,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A				4.000	3/1/2023	782,280
3,000,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A				5.000	2/1/2028	2,857,500
1,200,000		CCO Holdings LLC / CCO Holdings Capital Corp.				5.125	2/15/2023	1,215,000
2,000,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A				5.125	5/1/2023	2,031,760
3,800,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A				5.125	5/1/2027	3,681,136
4,530,000		CCO Holdings LLC / CCO Holdings Capital Corp.				5.250	3/15/2021	4,552,650
1,600,000		CCO Holdings LLC / CCO Holdings Capital Corp.				5.250	9/30/2022	1,620,480
800,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A				5.375	5/1/2025	806,240
1,544,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A				5.500	5/1/2026	1,544,000
1,200,000		CCO Holdings LLC / CCO Holdings Capital Corp.				5.750	1/15/2024	1,227,000
2,800,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A				5.750	2/15/2026	2,849,000
2,000,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A				5.875	4/1/2024	2,055,480
800,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A				5.875	5/1/2027	804,240
400,000		CCO Holdings LLC / CCO Holdings Capital Corp. (a)				5.750	9/1/2023	407,000
1,200,000		Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A				7.500	4/1/2028	1,243,884
800,000		Clear Channel Worldwide Holdings, Inc.				6.500	11/15/2022	822,000
2,000,000		Clear Channel Worldwide Holdings, Inc.				6.500	11/15/2022	2,055,000
2,400,000		Clear Channel Worldwide Holdings, Inc.				7.625	3/15/2020	2,406,000
36,499,000		Comcast Corp., 3mo. LIBOR + 0.330% **				3.127	10/1/2020	36,546,970
200,000		CSC Holdings LLC - 144A				5.125	12/15/2021	200,810
1,000,000		CSC Holdings LLC - 144A				5.125	12/15/2021	1,004,050
1,200,000		CSC Holdings LLC				5.250	6/1/2024	1,155,000
1,200,000		CSC Holdings LLC - 144A				5.375	7/15/2023	1,216,140
1,000,000		CSC Holdings LLC - 144A				5.375	2/1/2028	963,750
1,800,000		CSC Holdings LLC - 144A				5.500	5/15/2026	1,786,500
1,400,000		CSC Holdings LLC - 144A				5.500	4/15/2027	1,371,972
1,200,000		CSC Holdings LLC - 144A				6.625	10/15/2025	1,258,500
1,600,000		CSC Holdings LLC (a)				6.750	11/15/2021	1,684,480
1,600,000		CSC Holdings LLC - 144A				7.500	4/1/2028	1,652,000
1,400,000		CSC Holdings LLC - 144A				7.750	7/15/2025	1,470,000
2,000,000		DISH DBS Corp.				5.000	3/15/2023	1,747,500
1,800,000		DISH DBS Corp.				5.125	5/1/2020	1,809,000
2,600,000		DISH DBS Corp. (a)				5.875	7/15/2022	2,479,750
2,600,000		DISH DBS Corp.				5.875	11/15/2024	2,164,500
2,600,000		DISH DBS Corp. (a)				6.750	6/1/2021	2,654,626
2,600,000		DISH DBS Corp.				7.750	7/1/2026	2,242,500
800,000		Gray Television, Inc. - 144A				5.125	10/15/2024	779,500
1,000,000		Gray Television, Inc. - 144A				5.875	7/15/2026	985,000
1,200,000		Gray Television, Inc. - 144A				7.000	5/15/2027	1,245,480
2,200,000		Meredith Corp. - 144A				6.875	2/1/2026	2,277,000
25,000,000		NBC Universal Enterprise, Inc. - 144A				1.974	4/15/2019	24,962,186
1,000,000		Nexstar Broadcasting, Inc.				5.875	11/15/2022	1,015,000
1,200,000		Nexstar Broadcasting, Inc. - 144A				5.625	8/1/2024	1,164,000
1,000,000		Quebecor Media, Inc.				5.750	1/15/2023	1,035,000
400,000		Sinclair Television Group, Inc. - 144A				5.125	2/15/2027	366,000
1,000,000		Sinclair Television Group, Inc. - 144A				5.625	8/1/2024	971,000
545,000		Sinclair Television Group, Inc.				6.125	10/1/2022	555,900
1,200,000		Sirius XM Radio, Inc. - 144A				3.875	8/1/2022	1,188,000
2,000,000		Sirius XM Radio, Inc. - 144A				5.000	8/1/2027	1,940,000
1,200,000		Sirius XM Radio, Inc. - 144A				5.375	4/15/2025	1,219,500
1,400,000		Sirius XM Radio, Inc. - 144A				5.375	7/15/2026	1,393,000
3,600,000		Sirius XM Radio, Inc. - 144A				6.000	7/15/2024	3,753,000
600,000		Sirius XM Radio, Inc. - 144A (a)				4.625	5/15/2023	602,250
1,000,000		TEGNA, Inc.				5.125	7/15/2020	1,003,750
1,200,000		TEGNA, Inc.				6.375	10/15/2023	1,224,000
1,800,000		Telenet Finance Luxembourg Notes SARL - 144A				5.500	3/1/2028	1,710,000
2,600,000		Tribune Media Co.				5.875	7/15/2022	2,658,500
800,000		Unitymedia GmbH - 144A				6.125	1/15/2025	830,000
1,400,000		UPCB Finance IV Ltd. - 144A				5.375	1/15/2025	1,351,000
800,000		Viacom, Inc., 3 mo. LIBOR + 3.895% **				5.875	2/28/2057	773,212
800,000		Viacom, Inc., 3 mo. LIBOR + 3.899% **				6.250	2/28/2057	772,248
600,000		Videotron Ltd.				5.000	7/15/2022	619,170
600,000		Videotron Ltd. - 144A				5.125	4/15/2027	603,000
400,000		Videotron Ltd. - 144A				5.375	6/15/2024	419,260
600,000		Virgin Media Finance PLC - 144A				5.750	1/15/2025	593,478
800,000		Virgin Media Finance PLC - 144A				6.000	10/15/2024	813,240
1,200,000		Virgin Media Secured Finance PLC - 144A				5.250	1/15/2026	1,186,500
400,000		Virgin Media Secured Finance PLC - 144A				5.500	1/15/2025	405,500
1,000,000		Virgin Media Secured Finance PLC - 144A				5.500	8/15/2026	985,000
20,000,000		Walt Disney Co., 3 mo. LIBOR + 0.190% **				2.941	6/5/2020	20,002,302
400,000		Ziggo Bond Co. BV - 144A				5.875	1/15/2025	376,000
600,000		Ziggo Bond Co. BV - 144A				6.000	1/15/2027	554,250
2,200,000		Ziggo BV - 144A				5.500	1/15/2027	2,084,500
								204,986,844
		METAL FABRICATE/HARDWARE - 0.1%
1,577,000		Novelis Corp. - 144A				5.875	9/30/2026	1,525,748
1,200,000		Novelis Corp. - 144A				6.250	8/15/2024	1,210,500
								2,736,248
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		MINING - 0.5%
400,000		Alcoa Nederland Holding BV - 144A				6.125	5/15/2028	$406,000
800,000		Alcoa Nederland Holding BV - 144A				6.750	9/30/2024	837,328
600,000		Alcoa Nederland Holding BV - 144A				7.000	9/30/2026	636,000
388,000		Constellium NV - 144A				5.750	5/15/2024	381,210
600,000		Constellium NV - 144A				5.875	2/15/2026	576,000
800,000		Constellium NV - 144A				6.625	3/1/2025	798,000
1,400,000		FMG Resources August 2006 Pty Ltd - 144A				4.750	5/15/2022	1,401,316
800,000		FMG Resources August 2006 Pty Ltd - 144A (a)				5.125	3/15/2023	798,000
1,000,000		FMG Resources August 2006 Pty Ltd - 144A				5.125	5/15/2024	991,250
1,785,000		Freeport-McMoRan, Inc.				3.100	3/15/2020	1,769,381
2,563,000		Freeport-McMoRan, Inc.				4.000	11/14/2021	2,540,574
1,600,000		Freeport-McMoRan, Inc.				4.550	11/14/2024	1,540,000
2,400,000		Freeport-McMoRan, Inc.				6.875	2/15/2023	2,517,000
3,600,000		Teck Resources Ltd. - 144A				8.500	6/1/2024	3,887,964
								19,080,023
		MISCELLANEOUS MANUFACTURING - 0.8%
7,250,000		3M Co. (a)				1.625	6/15/2019	7,219,847
22,000,000		Siemens Financieringsmaatschappij NV, 3 mo. LIBOR + 0.320% - 144A **				3.099	9/13/2019	22,016,486
								29,236,333
		OFFICE/BUSINESS EQUIPMENT- 0.1%
800,000		CDW LLC / CDW Finance Corp.				5.000	9/1/2023	804,000
800,000		CDW LLC / CDW Finance Corp.				5.000	9/1/2025	797,000
800,000		CDW LLC / CDW Finance Corp.				5.500	12/1/2024	831,600
600,000		Pitney Bowes, Inc.				3.875	10/1/2021	589,500
600,000		Pitney Bowes, Inc.				4.125	5/15/2022	564,150
600,000		Pitney Bowes, Inc.				4.625	3/15/2024	541,500
800,000		Pitney Bowes, Inc.				4.700	4/1/2023	741,504
								4,869,254
		OIL & GAS - 2.5%
800,000		Antero Resources Corp. (a)				5.000	3/1/2025	776,000
1,000,000		Antero Resources Corp.				5.125	12/1/2022	1,002,500
2,000,000		Antero Resources Corp. (a)				5.375	11/1/2021	2,017,600
1,600,000		Antero Resources Corp.				5.625	6/1/2023	1,602,000
800,000		Ascent Resources Utica Holdings LLC / ARU Finance Corp. - 144A				7.000	11/1/2026	776,000
1,000,000		Callon Petroleum Co.				6.125	10/1/2024	1,007,500
600,000		Callon Petroleum Co.				6.375	7/1/2026	604,500
1,000,000		Calumet Specialty Products Partners LP / Calumet Finance Corp.				6.500	4/15/2021	940,000
1,000,000		Chesapeake Energy Corp.				7.000	10/1/2024	981,250
400,000		Chesapeake Energy Corp. (a)				7.500	10/1/2026	384,000
1,600,000		Chesapeake Energy Corp. (a)				8.000	1/15/2025	1,617,984
1,600,000		Chesapeake Energy Corp. (a)				8.000	6/15/2027	1,540,000
1,353,000		Continental Resources, Inc./OK				3.800	6/1/2024	1,338,445
1,400,000		Continental Resources, Inc./OK				4.375	1/15/2028	1,395,430
2,200,000		Continental Resources, Inc./OK				4.500	4/15/2023	2,243,157
1,600,000		CrownRock LP / CrownRock Finance, Inc. - 144A				5.625	10/15/2025	1,542,000
400,000		Denbury Resources, Inc. - 144A				7.500	2/15/2024	352,000
600,000		Denbury Resources, Inc. - 144A				9.000	5/15/2021	597,000
600,000		Denbury Resources, Inc. - 144A				9.250	3/31/2022	592,500
800,000		Diamond Offshore Drilling, Inc.				7.875	8/15/2025	760,000
1,000,000		Diamond Energy, Inc.				4.750	11/1/2024	1,002,500
1,400,000		Diamond Energy, Inc.				5.375	5/31/2025	1,437,520
850,000		Endeavor Energy Resources LP / EER Finance, Inc. - 144A				5.500	1/30/2026	889,313
400,000		Endeavor Energy Resources LP / EER Finance, Inc. - 144A				5.750	1/30/2028	427,000
1,850,000		Ensco PLC				7.750	2/1/2026	1,495,031
1,000,000		EP Energy LLC / Everest Acquisition Finance, Inc. - 144A				7.750	5/15/2026	925,000
400,000		EP Energy LLC / Everest Acquisition Finance, Inc. - 144A (a)				8.000	11/29/2024	322,000
1,200,000		EP Energy LLC / Everest Acquisition Finance, Inc. - 144A (a)				8.000	2/15/2025	598,500
1,310,000		EP Energy LLC / Everest Acquisition Finance, Inc. - 144A				9.375	5/1/2024	704,125
1,200,000		Extraction Oil & Gas, Inc. - 144A				5.625	2/1/2026	990,000
600,000		Extraction Oil & Gas, Inc. - 144A				7.375	5/15/2024	558,000
1,000,000		Gulfport Energy Corp.				6.000	10/15/2024	945,000
800,000		Gulfport Energy Corp.				6.375	5/15/2025	761,000
600,000		Gulfport Energy Corp.				6.375	1/15/2026	559,500
800,000		Hilcorp Energy I LP / Hilcorp Finance Co. - 144A				5.000	12/1/2024	764,000
800,000		Hilcorp Energy I LP / Hilcorp Finance Co. - 144A				5.750	10/1/2025	782,000
800,000		Hilcorp Energy I LP / Hilcorp Finance Co. - 144A				6.250	11/1/2028	783,000
800,000		KCA Deutag UK Finance PLC - 144A				9.625	4/1/2023	608,000
1,200,000		KCA Deutag UK Finance PLC - 144A				9.875	4/1/2022	936,000
1,400,000		Matador Resoucres Co. (a)				5.875	9/15/2026	1,401,750
400,000		McDermott Technology Americas Inc / McDermott Technology US, Inc. - 144A				10.625	5/1/2024	359,500
1,000,000		MEG Energy Corp. - 144A				6.375	1/30/2023	888,750
400,000		MEG Energy Corp. - 144A				6.500	1/15/2025	394,500
1,200,000		MEG Energy Corp. - 144A				7.000	3/31/2024	1,065,000
800,000		Murphy Oil Corp.				4.000	6/1/2022	784,533
1,000,000		Murphy Oil Corp.				4.450	12/1/2022	985,376
800,000		Murphy Oil Corp.				5.750	8/15/2025	804,881
1,000,000		Murphy Oil Corp.				6.875	8/15/2024	1,052,228
1,000,000		Nabors Industries, Inc. (a)				5.500	1/15/2023	905,000
1,000,000		Nabors Industries, Inc.				5.750	2/1/2025	875,000
800,000		Newfield Exploration Co.				5.375	1/1/2026	824,000
1,000,000		Newfield Exploration Co.				5.625	7/1/2024	1,050,000
1,200,000		Newfield Exploration Co.				5.750	1/30/2022	1,249,500
800,000		Noble Holding International Ltd.				7.700	4/1/2025	652,000
1,000,000		Noble Holding International Ltd. - 144A				7.875	2/1/2026	928,750
800,000		Oasis Petroleum, Inc. - 144A (a)				6.250	5/1/2026	761,000
1,200,000		Pacific Drilling SA - 144A				8.375	10/1/2023	1,194,000
600,000		Parsley Energy LLC / Parsley Finance Corp. - 144A				5.250	8/15/2025	597,000
1,000,000		Parsley Energy LLC / Parsley Finance Corp. - 144A				5.375	1/15/2025	997,500
1,000,000		Parsley Energy LLC / Parsley Finance Corp. - 144A				5.625	10/15/2027	996,250
800,000		Parsley Energy LLC / Parsley Finance Corp. - 144A				6.250	6/1/2024	821,894
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		OIL & GAS - 2.5% (Continued)
1,000,000		PBF Holding Co. LLC / PBF Finance Corp.				7.000	11/15/2023	$1,007,200
1,200,000		PBF Holding Co. LLC / PBF Finance Corp.				7.250	6/15/2025	1,200,000
800,000		PDC Energy, Inc.				5.750	5/15/2026	752,000
800,000		PDC Energy, Inc.				6.125	9/15/2024	782,656
600,000		Precision Drilling Corp. - 144A				7.125	1/15/2026	552,000
600,000		Puma International Financing SA - 144A				5.000	1/24/2026	501,137
800,000		Puma International Financing SA - 144A (a)				5.125	10/6/2024	704,480
900,000		QEP Resources, Inc.				5.250	5/1/2023	875,304
600,000		QEP Resources, Inc. (a)				5.375	10/1/2022	592,380
600,000		QEP Resources, Inc.				5.625	3/1/2026	579,000
1,000,000		Range Resources Corp.				4.875	5/15/2025	907,500
600,000		Range Resources Corp. (a)				5.000	8/15/2022	585,000
800,000		Range Resources Corp.				5.000	3/15/2023	767,800
2,200,000		Range Resources Corp.				5.750	6/1/2021	2,222,000
800,000		Rowan Cos, Inc.				7.375	6/15/2025	692,000
600,000		SM Energy Co. (a)				5.000	1/15/2024	569,994
705,000		SM Energy Co. (a)				5.625	6/1/2025	676,800
800,000		SM Energy Co. (a)				6.625	1/15/2027	783,984
800,000		SM Energy Co. (a)				6.750	9/15/2026	792,120
2,600,000		Sanchez Energy Corp.				6.125	1/15/2023	468,000
2,000,000		Sanchez Energy Corp.				7.750	6/15/2021	380,000
1,200,000		SESI LLC				7.125	12/15/2021	1,071,000
600,000		SESI LLC				7.750	9/15/2024	472,500
1,000,000		Seven Generations Energy Ltd. - 144A				5.375	9/30/2025	968,550
800,000		Seven Generations Energy Ltd. - 144A				6.750	5/1/2023	820,240
800,000		Seven Generations Energy Ltd. - 144A				6.875	6/30/2023	810,000
1,400,000		Southwestern Energy Co.				7.500	4/1/2026	1,445,500
1,000,000		Southwestern Energy Co.				7.750	10/1/2027	1,035,000
1,800,000		Sunoco LP / Sunoco Finance Corp.				4.875	1/15/2023	1,777,500
1,200,000		Sunoco LP / Sunoco Finance Corp.				5.500	2/15/2026	1,187,988
400,000		Sunoco LP / Sunoco Finance Corp.				5.875	3/15/2028	391,500
1,134,000		Transocean Guardian Ltd. - 144A				5.875	1/15/2024	1,145,340
1,200,000		Transocean, Inc. - 144A				7.250	11/1/2025	1,140,000
1,200,000		Transocean, Inc. - 144A				7.500	1/15/2026	1,147,500
2,200,000		Transocean, Inc. - 144A				9.000	7/15/2023	2,303,796
1,000,000		Transocean Pontus Ltd. - 144A				6.125	8/1/2025	1,009,330
800,000		Weatherford International Ltd. (a)				7.750	6/15/2021	686,000
1,000,000		Weatherford International Ltd.				8.250	6/15/2023	642,500
600,000		Weatherford International Ltd.				9.875	3/1/2025	387,000
1,000,000		Weatherford International Ltd.				9.875	2/15/2024	655,000
1,600,000		Whiting Petroleum Corp. (a)				6.625	1/15/2026	1,576,000
1,000,000		WPX Energy, Inc. (a)				5.250	9/15/2024	990,000
800,000		WPX Energy, Inc.				5.750	6/1/2026	800,000
800,000		WPX Energy, Inc.				8.250	8/1/2023	894,000
								96,893,366
		PACKAGING & CONTAINERS - 0.7%
600,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA ,Inc. - 144A				4.250	9/15/2022	595,380
800,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA ,Inc. - 144A				4.625	5/15/2023	802,000
2,000,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA ,Inc. - 144A				6.000	2/15/2025	1,950,000
2,000,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA ,Inc. - 144A				7.250	5/15/2024	2,075,000
800,000		Ball Corp.				4.000	11/15/2023	803,920
400,000		Ball Corp.				4.375	12/15/2020	406,500
1,000,000		Ball Corp.				4.875	3/15/2026	1,020,800
800,000		Ball Corp.				5.000	3/15/2022	828,768
1,000,000		Ball Corp.				5.250	7/1/2025	1,048,650
600,000		Berry Global, Inc. - 144A				4.500	2/15/2026	567,000
600,000		Berry Global, Inc.				5.125	7/15/2023	603,948
200,000		Berry Global, Inc.				5.500	5/15/2022	202,058
525,000		Berry Global, Inc.				6.000	10/15/2022	538,125
1,600,000		BWAY Holding Co. - 144A				5.500	4/15/2024	1,569,008
1,888,000		BWAY Holding Co. - 144A				7.250	4/15/2025	1,748,760
400,000		Crown Americas LLC / Crown Americas Capital Corp IV				4.250	9/30/2026	381,500
1,600,000		Crown Americas LLC / Crown Americas Capital Corp IV				4.500	1/15/2023	1,612,000
800,000		Crown Americas LLC / Crown Americas Capital Corp IV (a)				4.750	2/1/2026	786,000
1,000,000		Flex Acquisition Co., Inc. - 144A				6.875	1/15/2025	940,000
800,000		Flex Acquisition Co., Inc. - 144A				7.875	7/15/2026	762,000
200,000		Owens-Brockway Glass Container, Inc. - 144A				5.000	1/15/2022	202,750
800,000		Owens-Brockway Glass Container, Inc. - 144A				5.875	8/15/2023	831,000
2,000,000		Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A				5.125	7/15/2023	2,006,200
1,000,000		Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A				7.000	7/15/2024	1,024,375
400,000		Sealed Air Corp. - 144A				4.875	12/1/2022	405,500
200,000		Sealed Air Corp. - 144A				5.125	12/1/2024	203060
200,000		Sealed Air Corp. - 144A				5.250	4/1/2023	204,500
400,000		Sealed Air Corp. - 144A				5.500	9/15/2025	410,000
2,800,000		Sealed Air Corp. - 144A				6.500	12/1/2020	2,919,000
								27,447,802
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		PHARMACEUTICALS - 2.0%
1,400,000		Bausch Health Cos, Inc. - 144A				5.500	3/1/2023	$1,363,250
1,636,000		Bausch Health Cos, Inc. - 144A				5.500	11/1/2025	1,631,910
3,895,000		Bausch Health Cos, Inc. - 144A				5.875	5/15/2023	3,826,838
4,200,000		Bausch Health Cos, Inc. - 144A				6.125	4/15/2025	3,979,500
1,800,000		Bausch Health Cos, Inc. - 144A				7.000	3/15/2024	1,895,580
2,200,000		Bausch Health Cos, Inc. - 144A				9.000	12/15/2025	2,192,819
41,768,000		Cigna Corp., 3 mo. LIBOR + 0.350% - 144A **				3.138	3/17/2020	41,702,476
800,000		Elanco Animal Health, Inc. - 144A				4.272	8/28/2023	806,467
1,200,000		Elanco Animal Health, Inc. - 144A				4.900	8/28/2028	1,244,477
800,000		Endo Finance LLC - 144A				5.750	1/15/2022	730,000
800,000		Endo Finance LLC / Endo Finco, Inc. - 144A				5.375	1/15/2023	657,000
2,000,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc. - 144A				6.000	7/15/2023	1,644,240
1,400,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc. - 144A				6.000	2/1/2025	1,088,500
2,400,000		Teva Pharmaceutical Finance Netherlands III BV				2.200	7/21/2021	2,269,900
3,600,000		Teva Pharmaceutical Finance Netherlands III BV				2.800	7/21/2023	3,257,551
4,400,000		Teva Pharmaceutical Finance Netherlands III BV				3.150	10/1/2026	3,659,342
1,400,000		Teva Pharmaceutical Finance Netherlands III BV				6.000	4/15/2024	1,424,856
1,600,000		Teva Pharmaceutical Finance Netherlands III BV				6.750	3/1/2028	1,660,801
1,200,000		Valeant Pharmaceuticals International - 144A				8.500	1/31/2027	1,257,000
2,000,000		Valeant Pharmaceuticals International - 144A				9.250	4/1/2026	2,155,000
								78,447,507
		PIPELINES - 1.2%
1,600,000		Blue Racer Midstream LLC / Blue Finance Corp. - 144A				6.125	11/15/2022	1,624,000
600,000		Buckeye Partners LP, 3 mo. LIBOR + 4.020% **				6.375	1/22/2078	528,000
1,600,000		Cheniere Energy Partners LP				5.250	10/1/2025	1,613,984
1,600,000		Cheniere Energy Partners LP - 144A				5.625	10/1/2026	1,607,776
1,400,000		Cheniere Corpus Christi Holdings LLC				5.125	6/30/2027	1,417,500
2,000,000		Cheniere Corpus Christi Holdings LLC				5.875	3/31/2025	2,111,920
1,000,000		Cheniere Corpus Christi Holdings LLC				7.000	6/30/2024	1,098,750
600,000		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.				5.750	4/1/2025	591,180
2,000,000		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.				6.250	4/1/2023	2,027,500
400,000		DCP Midstream Operating LP				3.875	3/15/2023	390,000
400,000		DCP Midstream Operating LP - 144A				4.750	9/30/2021	403,000
3,400,000		DCP Midstream Operating LP - 144A				5.350	3/15/2020	3,459,500
200,000		DCP Midstream Operating LP				5.375	7/15/2025	204,500
600,000		DCP Midstream Operating LP, 3 mo. LIBOR + 03.850% - 144A **				5.850	5/21/2043	519,000
1,400,000		Energy Transfer Equity LP				4.250	3/15/2023	1,414,000
1,000,000		Energy Transfer Equity LP				5.500	6/1/2027	1,040,000
1,400,000		Energy Transfer Equity LP				5.875	1/15/2024	1,491,000
800,000		EnLink Midstream Partners LP				4.150	6/1/2025	751,000
600,000		EnLink Midstream Partners LP				4.400	4/1/2024	578,250
10,715,000		Enterprise Products Operating LLC				5.250	1/31/2020	10,944,618
600,000		Genesis Energy LP / Genesis Energy Finance Corp.				6.000	5/15/2023	577,500
600,000		Genesis Energy LP / Genesis Energy Finance Corp.				6.250	5/15/2026	553,125
699,000		Genesis Energy LP / Genesis Energy Finance Corp.				6.500	10/1/2025	664,050
1,600,000		Genesis Energy LP / Genesis Energy Finance Corp.				6.750	8/1/2022	1,614,720
1,200,000		NGPL PipeCo LLC - 144A				4.375	8/15/2022	1,216,008
800,000		NGPL PipeCo LLC - 144A				4.875	8/15/2027	795,000
200,000		NuStar Logistics LP				4.800	9/1/2020	201,750
400,000		NuStar Logistics LP				5.625	4/28/2027	389,500
1,600,000		Rockies Express Pipeline LLC - 144A				5.625	4/15/2020	1,636,000
800,000		SemGroup Corp. / Rose Rock Finance Corp.				5.625	7/15/2022	764,000
600,000		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A				4.750	10/1/2023	600,750
1,200,000		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A				5.500	9/15/2024	1,209,000
1,000,000		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A				5.500	1/15/2028	979,650
800,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp.				5.000	1/15/2028	753,500
600,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp.				5.125	2/1/2025	592,500
400,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp.				5.375	2/1/2027	388,000
1,200,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp. - 144A				5.875	4/15/2026	1,216,500
								47,967,031
		PRIVATE EQUITY - 0.3%
3,623,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.				5.875	2/1/2022	3,664,157
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.				6.000	8/1/2020	3,030,000
1,400,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.				6.250	2/1/2022	1,441,566
1,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.				6.375	12/15/2025	1,023,750
600,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.				6.750	2/1/2024	620,250
								9,779,723
		REAL ESTATE - 0.1%
1,400,000		Howard Hughes Corp. - 144A				5.375	3/15/2025	1,399,510
1,600,000		Kennedy-Wilson, Inc.				5.875	4/1/2024	1,572,480
800,000		Realogy Group LLC / Realogy Co-Issuer Corp. - 144A (a)				4.875	6/1/2023	726,000
400,000		Realogy Group LLC / Realogy Co-Issuer Corp. - 144A (a)				5.250	12/1/2021	400,348
								4,098,338
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		REITS - 0.7%
400,000		CBL & Associates LP (a)				5.250	12/1/2023	$338,000
600,000		CBL & Associates LP (a)				5.950	12/15/2026	478,500
600,000		CyrusOne LP / CyrusOne Finance Corp.				5.000	3/15/2024	606,000
400,000		CyrusOne LP / CyrusOne Finance Corp.				5.375	3/15/2027	402,000
1,800,000		ESH Hospitality, Inc. - 144A				5.250	5/1/2025	1,783,980
1,400,000		Equinix, Inc.				5.375	1/1/2022	1,429,750
1,200,000		Equinix, Inc.				5.375	4/1/2023	1,218,000
1,200,000		Equinix, Inc.				5.375	5/15/2027	1,206,000
400,000		Equinix, Inc.				5.750	1/1/2025	414,500
1,200,000		Equinix, Inc.				5.875	1/15/2026	1,242,360
400,000		iStar, Inc.				4.625	9/15/2020	398,000
800,000		iStar, Inc.				5.250	9/15/2022	789,600
1,100,000		Iron Mountain, Inc. - 144A				4.375	6/1/2021	1,100,000
1,200,000		Iron Mountain, Inc. - 144A				4.875	9/15/2027	1,112,250
800,000		Iron Mountain, Inc. - 144A				5.250	3/15/2028	748,000
1,370,000		Iron Mountain, Inc. (a)				5.750	8/15/2024	1,366,575
800,000		Iron Mountain, Inc.				6.000	8/15/2023	822,000
400,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.				4.500	9/1/2026	381,000
1,400,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.				5.625	5/1/2024	1,443,750
1,336,000		MPT Operating Partnership LP / MPT Finance Corp.				5.000	10/15/2027	1,303,936
800,000		MPT Operating Partnership LP / MPT Finance Corp.				5.250	8/1/2026	808,000
600,000		MPT Operating Partnership LP / MPT Finance Corp.				6.375	3/1/2024	630,000
2,000,000		SBA Communications Corp.				4.000	10/1/2022	1,985,000
800,000		SBA Communications Corp.				4.875	9/1/2024	804,000
1,000,000		Starwood Property Trust, Inc.				3.625	2/1/2021	988,120
600,000		Starwood Property Trust, Inc.				4.750	3/15/2025	577,500
1,000,000		Starwood Property Trust, Inc.				5.000	12/15/2021	1,012,500
600,000		Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC - 144A				6.000	4/15/2023	570,000
1,000,000		Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC - 144A				7.125	12/15/2024	887,500
1,600,000		Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC				8.250	10/15/2023	1,488,000
								28,334,821
		RETAIL - 1.7%
1,600,000		1011778 BC ULC / New Red Finance, Inc. - 144A				4.250	5/15/2024	1,552,000
1,400,000		1011778 BC ULC / New Red Finance, Inc. - 144A				4.625	1/15/2022	1,407,000
3,800,000		1011778 BC ULC / New Red Finance, Inc. - 144A				5.000	10/15/2025	3,676,500
2,000,000		Beacon Roofing Supply, Inc. - 144A (a)				4.875	11/1/2025	1,870,000
800,000		Ferrellgas LP / Ferrellgas Finance Corp.				6.500	5/1/2021	704,000
600,000		Ferrellgas LP / Ferrellgas Finance Corp. (a)				6.750	1/15/2022	528,375
600,000		Ferrellgas LP / Ferrellgas Finance Corp. (a)				6.750	6/15/2023	527,250
1,600,000		Golden Nugget, Inc. - 144A				6.750	10/15/2024	1,604,000
1,000,000		Golden Nugget, Inc. - 144A				8.750	10/1/2025	1,027,500
400,000		JC Penney Corp., Inc. - 144A (a)				5.875	7/1/2023	334,500
400,000		JC Penney Corp., Inc. - 144A				8.625	3/15/2025	227,000
1,000,000		KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A				4.750	6/1/2027	971,250
1,800,000		KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A				5.000	6/1/2024	1,809,000
1,400,000		KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A				5.250	6/1/2026	1,421,000
600,000		L Brands, Inc. (a)				5.250	2/1/2028	527,250
800,000		L Brands, Inc.				5.625	10/15/2023	798,568
5,000,000		Lowe's Cos, Inc., 3 mo. LIBOR + 0.420% **				3.187	9/10/2019	5,003,620
1,800,000		Neiman Marcus Group Ltd. LLC - 144A (a)				8.000	10/15/2021	823,500
800,000		Penske Automotive Group, Inc.				5.500	5/15/2026	785,000
1,000,000		Penske Automotive Group, Inc.				5.750	10/1/2022	1,020,000
1,800,000		PetSmart, Inc. - 144A				5.875	6/1/2025	1,422,540
2,800,000		PetSmart, Inc. - 144A (a)				7.125	3/15/2023	1,771,000
934,000		PetSmart, Inc. - 144A				8.875	6/1/2025	593,090
800,000		QVC, Inc.				4.375	3/15/2023	798,186
600,000		QVC, Inc.				4.450	2/15/2025	577,551
600,000		QVC, Inc.				4.850	4/1/2024	599,571
400,000		QVC, Inc.				5.125	7/2/2022	410,984
1,600,000		Staples, Inc. - 144A				8.500	9/15/2025	1,544,000
1,000,000		Suburban Propane Partners LP / Suburban Energy Finance Corp.				5.500	6/1/2024	987,500
5,000,000		Walmart, Inc., 3 mo. LIBOR - 0.030% **				2.767	10/9/2019	4,995,794
25,000,000		Walgreens Boots Alliance, Inc.				2.700	11/18/2019	24,977,124
								65,294,653
		SEMICONDUCTORS - 0.1%
2,200,000		NXP BV / NXP Funding LLC - 144A				4.125	6/15/2020	2,205,500
1,084,000		Sensata Technologies UK Financing Co. PLC - 144A				6.250	2/15/2026	1,128,715
								3,334,215
		SOFTWARE - 0.9%
7,145,000		CA, Inc.				5.375	12/1/2019	7,245,135
1,000,000		CDK Global, Inc.				4.875	6/1/2027	975,000
200,000		CDK Global, Inc.				5.000	10/15/2024	200,000
800,000		CDK Global, Inc.				5.875	6/15/2026	820,240
1,400,000		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. - 144A				5.750	3/1/2025	1,345,750
2,400,000		First Data Corp - 144A				5.000	1/15/2024	2,461,500
1,000,000		First Data Corp - 144A				5.375	8/15/2023	1,021,875
3,400,000		First Data Corp - 144A				5.750	1/15/2024	3,508,375
1,600,000		IQVIA, Inc. - 144A				4.875	5/15/2023	1,632,000
1,200,000		IQVIA, Inc. - 144A				5.000	10/15/2026	1,206,000
2,000,000		Infor US, Inc.				6.500	5/15/2022	2,042,500
600,000		MSCI, Inc. - 144A				4.750	8/1/2026	599,250
800,000		MSCI, Inc. - 144A				5.250	11/15/2024	818,000
600,000		MSCI, Inc. - 144A				5.375	5/15/2027	610,500
1,000,000		MSCI, Inc. - 144A				5.750	8/15/2025	1,042,500
800,000		Nuance Communications, Inc.				5.625	12/15/2026	786,000
1,000,000		Open Text Corp. - 144A				5.625	1/15/2023	1,027,500
1,100,000		Open Text Corp. - 144A				5.875	6/1/2026	1,138,500
1,770,000		Rackspace Hosting, Inc. - 144A				8.625	11/15/2024	1,491,225
2,800,000		Solera LLC / Solera Finance, Inc. - 144A				10.500	3/1/2024	3,051,944
600,000		Veritas US Inc / Veritas Bermuda Ltd. - 144A				7.500	2/1/2023	531,000
1,400,000		Veritas US Inc / Veritas Bermuda Ltd. - 144A (a)				10.500	2/1/2024	1,029,420
								34,584,214
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		SOVEREIGN - 1.4%
55,000,000		Kommunalbanken AS - 144A				2.625	11/27/2019	$54,972,856

		TELECOMMUNICATIONS - 3.1%
10,000,000		AT&T, Inc., 3 mo. LIBOR + 0.650% **				3.086	1/15/2020	10,038,604
200,000		Axister, Inc.				5.125	10/1/2021	204,250
800,000		C&W Senior Financing DAC - 144A				6.875	9/15/2027	766,000
600,000		C&W Senior Financing DAC - 144A				7.500	10/15/2026	597,186
2,900,000		CenturyLink, Inc. (a)				5.625	4/1/2020	2,937,120
600,000		CenturyLink, Inc.				5.625	4/1/2025	544,500
1,814,000		CenturyLink, Inc.				5.800	3/15/2022	1,826,934
1,000,000		CenturyLink, Inc.				6.450	6/15/2021	1,020,300
800,000		CenturyLink, Inc.				6.750	12/1/2023	807,000
1,400,000		CenturyLink, Inc.				7.500	4/1/2024	1,424,500
800,000		Cincinnati Bell, Inc. - 144A (a)				7.000	7/15/2024	692,000
400,000		CommScope, Inc. - 144A				5.000	6/15/2021	399,000
1,000,000		CommScope, Inc. - 144A				5.500	6/15/2024	938,750
1,000,000		CommScope Technologies LLC - 144A				5.000	3/15/2027	854,900
2,000,000		CommScope Technologies LLC - 144A				6.000	6/15/2025	1,895,000
600,000		Frontier Communications Corp.				5.250	8/1/2026	576,750
800,000		Frontier Communications Corp.				6.625	8/1/2026	772,000
600,000		Frontier Communications Corp.				6.875	1/15/2025	319,500
800,000		Frontier Communications Corp.				7.125	1/15/2023	480,000
2,400,000		Frontier Communications Corp.				7.625	6/15/2021	2,550,000
800,000		Frontier Communications Corp.				7.625	4/15/2024	438,000
1,400,000		Frontier Communications Corp. - 144A				8.500	4/1/2026	1,273,650
400,000		Frontier Communications Corp. (a)				8.750	4/15/2022	270,000
2,800,000		Frontier Communications Corp.				10.500	9/15/2022	2,019,500
4,400,000		Frontier Communications Corp.				11.000	9/15/2025	2,857,250
1,600,000		Inmarsat Finance PLC - 144A				4.875	5/15/2022	1,556,000
600,000		Inmarsat Finance PLC - 144A				6.500	10/1/2024	583,500
2,200,000		Intelsat Connect Finance SA - 144A (a)				9.500	2/15/2023	2,068,000
2,800,000		Intelsat Jackson Holdings SA - 144A				8.000	2/15/2024	2,922,500
4,600,000		Intelsat Jackson Holdings SA - 144A				8.500	10/15/2024	4,670,380
800,000		Intelsat Jackson Holdings SA - 144A				9.500	9/30/2022	934,000
3,000,000		Intelsat Luxembourg SA (a)				8.125	6/1/2023	2,510,625
800,000		Koninklijke KPN NV - 144A				7.000	3/28/2073	829,180
740,000		Level 3 Financing, Inc.				5.125	5/1/2023	736,300
1,000,000		Level 3 Financing, Inc.				5.250	3/15/2026	972,800
1,200,000		Level 3 Financing, Inc.				5.375	8/15/2022	1,212,360
800,000		Level 3 Financing, Inc.				5.375	1/15/2024	798,000
1,000,000		Level 3 Financing, Inc.				5.375	5/1/2025	990,000
400,000		Nokia OYJ				3.375	6/12/2022	394,500
400,000		Nokia OYJ				4.375	6/12/2027	388,120
1,122,000		Qwest Corp.				6.750	12/1/2021	1,201,965
3,000,000		Sprint Communications, Inc.				6.000	11/15/2022	3,041,250
1,800,000		Sprint Communications, Inc.				7.000	8/15/2020	1,872,000
1,600,000		Sprint Communications, Inc.				11.500	11/15/2021	1,862,000
3,290,000		Sprint Corp.				7.125	6/15/2024	3,374,306
3,068,000		Sprint Corp.				7.250	9/15/2021	3,229,070
2,000,000		Sprint Corp.				7.625	2/15/2025	2,095,600
2,000,000		Sprint Corp.				7.625	3/1/2026	2,082,500
5,400,000		Sprint Corp.				7.875	9/15/2023	5,751,000
800,000		T-Mobile USA, Inc.				4.000	4/15/2022	792,000
1,200,000		T-Mobile USA, Inc.				4.500	2/1/2026	1,174,500
2,000,000		T-Mobile USA, Inc.				4.750	2/1/2028	1,925,000
600,000		T-Mobile USA, Inc.				5.125	4/15/2025	608,250
600,000		T-Mobile USA, Inc.				5.375	4/15/2027	606,750
1,200,000		T-Mobile USA, Inc.				6.000	3/1/2023	1,233,000
1,400,000		T-Mobile USA, Inc.				6.000	4/15/2024	1,438,500
4,301,000		T-Mobile USA, Inc.				6.375	3/1/2025	4,473,040
600,000		T-Mobile USA, Inc.				6.500	1/15/2024	622,500
2,600,000		T-Mobile USA, Inc.				6.500	1/15/2026	2,756,000
1,800,000		Telecom Italia SpA/Milano - 144A				5.303	5/30/2024	1,716,750
1,400,000		Telefonaktiebolaget LM Ericsson				4.125	5/15/2022	1,400,499
13,000,000		Verizon Communications, Inc., 3 mo. LIBOR + 0.550% **				3.203	5/22/2020	13,044,864
2,400,000		Wind Tre Spa - 144A				5.000	1/20/2026	1,985,760
400,000		Windstream Services LLC / Windstream Finance Corp. - 144A				8.625	10/31/2025	379,000
1,600,000		Windstream Services LLC / Windstream Finance Corp. - 144A				9.000	6/30/2025	1,208,000
								117,943,063

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Principal Amount ($)						Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 73.9% (Continued)
		TOYS/GAMES/HOBBIES - 0.0%
1,800,000		Mattel, Inc. - 144A				6.750	12/31/2025	$1,705,500

		TRANSPORTATION - 0.0%
1,200,000		XPO Logistics, Inc. - 144A (a)				6.125	9/1/2023	1,223,244

		TRUCKING & LEASING - 0.2%
1,000,000		Avolon Holdings Funding Ltd. - 144A				5.125	10/1/2023	1,017,700
343,000		Avolon Holdings Funding Ltd. - 144A				5.500	1/15/2023	350,391
3,060,000		Park Aerospace Holdings Ltd. - 144A				5.250	8/15/2022	3,118,293
1,400,000		Park Aerospace Holdings Ltd. - 144A				5.500	2/15/2024	1,424,500
838,000		Park Aerospace Holdings Ltd. - 144A				4.500	3/15/2023	824,383
								6,735,267

		TOTAL CORPORATE BONDS (Cost - $2,814,912,512)						2,823,650,393

		MUNICIPAL BONDS & NOTES - 2.3%
		CALIFORNIA - 0.3%
10,650,000		Stockton Public Financing Authority Water Revenue				7.942	10/1/2038	11,008,745

		CONNECTICUT - 0.2%
1,000,000		State of Connecticut Special Tax Revenue				5.000	10/1/2031	1,151,190
5,000,000		State of Connecticut Special Tax Obligation Revenue Series B				5.000	10/1/2032	5,733,550
								6,884,740
		KANSAS - 0.1%
3,000,000		Sedgwick County Unified School District No. 260				3.500	10/1/2036	3,013,950

		NEW JERSEY - 0.3%
12,360,000		New Jersey Transportation Trust Fund Authority				4.000	12/15/2037	12,541,012

		NEW YORK - 1.1%
25,000,000		New York State Urban Development Corp.				3.900	3/15/2033	25,219,375
17,200,000		State of New York Mortgage Agency				3.499	4/1/2019	17,208,600
								42,427,975
		PENNSYLVANIA - 0.3%
9,500,000		Commonwealth Financing Authority				5.000	6/1/2031	11,051,920

		TOTAL MUNICIPAL BONDS & NOTES (Cost - $85,547,095)						86,928,342

		U.S. TREASURY NOTES - 1.3%
50,000,000		United States Treasury Bill				0.000	7/18/2019	49,441,014
		TOTAL U.S. TREASURY NOTES (Cost - $49,434,172)

		SHORT-TERM INVESTMENTS - 14.1%
		CERTIFICATES OF DEPOSITS - 1.4%
		BANKS - 1.4%
35,000,000		Canadian Imperial Bank of Commerce, New York, 3 mo. LIBOR + 0.410% **				2.748	9/20/2019	35,052,439
20,000,000		Svenska Handelsbanken, New York NY, 3 mo. LIBOR + 0.270% **				2.739	10/21/2019	20,034,593
		TOTAL CERTIFICATES OF DEPOSITS (Cost - $55,000,000)						55,087,032

		COMMERCIAL PAPER - 0.7%
25,000,000		Ford Motor Credit Co.				0.000	4/8/2019	24,838,063
		TOTAL COMMERCIAL PAPER (Cost $24,859,750)
Shares
		MONEY MARKET FUNDS - 12.0%
456,031,839		Dreyfus Cash Management - Institutional Shares, 2.58% +						456,123,045
389,271		General Government Securities Money Market Fund, Class B, 1.43% +						389,271
		TOTAL MONEY MARKET FUNDS (Cost - $456,365,040)						456,512,316

		TOTAL SHORT-TERM INVESTMENTS (Cost - $536,224,790)						536,437,411
Contracts ^
		OPTIONS PURCHASED* - 0.0%
		CALL OPTIONS PURCHASED - 0.0%		Strike Price		Expiration	Notional Amount
10,000		iShares iBoxx High Yield Corporate Bond		$85.00		March-19	$85,000,000	400,000
		TOTAL CALL OPTIONS PURCHASED (Cost - $300,000)

		PUT OPTIONS PURCHASED - 0.0%
1,400		5-Year U.S. Treasury Note Futures		110.25		March-19	154,350,000	-
8,900		10-Year U.S. Treasury Note Futures		115.00		March-19	1,023,500,000	-
3,000		10-Year U.S. Treasury Note Futures		115.50		March-19	346,500,000	-
13,104		10-Year U.S. Treasury Note Futures		117.50		March-19	1,539,720,000	-
2,500		U.S. Treasury Long Bond Futures		125.00		March-19	312,500,000	-
		TOTAL PUT OPTIONS PURCHASED (Cost - $656,454)						-

		TOTAL OPTIONS PURCHASED (Cost $956,454)						400,000	(c)

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares								Value
		COLLATERAL FOR SECURITIES LOANED - 4.5%
173,330,641		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 2.31% + (b)						$173,330,641
		TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $173,330,641)

		TOTAL INVESTMENTS - 100.5% (Cost - $3,829,456,564)						$3,840,682,968
		OPTIONS WRITTEN (Premiums Received - $280,000) - (0.0) %						(160,000)
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %						(18,234,774)
		NET ASSETS - 100.0%						$3,822,288,194

ETF - Exchange-Traded Fund
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
* Non-income producing.
** Variable rate security. Interest rate is as of January 31, 2019.
# Affiliated Security.
^ Each option contract allows the Fund to buy or sell 1 underlying futures contract or underlying security at the exercise price.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $980,237,179 or 25.6% of net assets.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $185,747,881 at January 31, 2019.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $16,572,008.
(c) Amount subject to credit contracts risk.
(d) Amount subject to equity contracts risk.
(e) Amount subject to interest rate contracts risk.

Contracts ^
		OPTIONS WRITTEN * - (0.0) %
		PUT OPTIONS WRITTEN - (0.0) %		Strike Price		Expiration	Notional Amount
(10,000)		iShares iBoxx High Yield Corporate Bond ETF		$81.00		March-19	$(81,000,000)	$(160,000)	(c)
		TOTAL OPTIONS WRITTEN (Premiums Received - $280,000)

FUTURE CONTRACTS
Number of Contracts		Open Long Future Contracts	Expiration	Notional Value at January 31, 2019				Unrealized Appreciation
350		S&P 500 E-mini	March-19	$47,328,750				$2,025,756	(d)
2,488		U.S. 5-Year Treasury Notes	March-19	285,769,192				616,436	(e)
1,100		U.S. 10-Year Treasury Notes	March-19	134,715,625				378,125	(e)
		TOTAL FUTURES CONTRACTS						$3,020,317

TOTAL RETURN SWAPS
Notional Amount at January 31, 2019	Number of Shares	Reference Entity	Interest Rate Payable (1)			Termination Date	Counterparty	Unrealized Appreciation
$100,368,000	1,200,000	iShares iBoxx High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 125bp			2/10/2020	GS	$1,700,558
100,368,000	1,200,000	iShares iBoxx High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 210bp			2/10/2020	MS	1,739,683
								$3,440,241	(c)

GS - Goldman Sachs International
MS - Morgan Stanley Capital Services LLC
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)(3)(4)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at January 31, 2019		Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 31 V3	GS	12/20/2023	5.00%	$1,866,900,000		$124,082,057	$70,756,760	$53,325,297
CDX North American High Yield Series 31 V3	MS	12/20/2023	5.00%	214,620,000		14,264,552	7,569,665	6,694,887
				$2,081,520,000	-	$138,346,609	$78,326,425	$60,020,184	(c)
GS - Goldman Sachs
MS - Morgan Stanley
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(3) For centrally cleared swaps, implied credit spread , represented in absolute terms, is utilized in determining the market value of the credit default swap contracts as of period end and will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(4) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at January 31, 2019 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,910,605	$-	$-	$31,910,605
Mutual Funds	2,525,006	-	-	2,525,006
Short-Term Investments	1,831,446	-	-	1,831,446
Collateral For Securities Loaned	11,887,992	-	-	11,887,992
Total	$48,155,049	$-	$-	$48,155,049

Navigator Duration Neutral Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Closed-End Funds	$5,403,100	$-	$-	$5,403,100
Municipal Bonds & Notes	-	46,175,738	-	46,175,738
Put Options Purchased	-	589,845	-	589,845
Short Term Investments	7,154,391	-	-	7,154,391
Total	$12,557,491	$46,765,583	$-	$59,323,074

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,897,993	$-	$-	$1,897,993
Total	$1,897,993	$-	$-	$1,897,993

Navigator Sentry Managed Volatility Fund
Assets **	Level 1	Level 2	Level 3	Total
Call Options Purchased	$-	$50,000	$-	$50,000
Put Options Purchased	-	2,019,500	-	2,019,500
Short-Term Investments	2,953,703	-	-	2,953,703
Total	$2,953,703	$2,069,500	$-	$5,023,203

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$230,000	$-	$230,000
Put Options Written	-	780,500		780,500
Total	$-	$1,010,500	$-	$1,010,500

Navigator Tactical Fixed Income Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$134,532,500	$-	$-	$134,532,500
Mutual Fund	35,962,667	-	-	35,962,667
Corporate Bonds	-	2,823,650,393	-	2,823,650,393
Municipal Bonds & Notes	-	86,928,342	-	86,928,342
U.S. Treasury Notes	-	49,441,014	-	49,441,014
Certificates of Deposits	55,087,032	-	-	55,087,032
Commercial Paper	24,838,063	-	-	24,838,063
Money Market Funds	456,512,316	-	-	456,512,316
Collateral For Securities Loaned	173,330,641	-	-	173,330,641
Call Options Purchased	-	400,000	-	400,000
Futures Contracts*	3,020,317	-	-	3,020,317
Open Swap Contracts ^	-	63,460,425		63,460,425
Total	$883,283,536	$3,023,880,174	$-	$3,907,163,710

Liabilities	Level 1	Level 2	Level 3	Total
Put Options Written	$-	$160,000	$-	$160,000
Total	$-	$160,000	$-	$160,000

The Funds did not hold any Level 3 securities during the period.
There were no transfers among Level 1, Level 2 or Level 3 during the period.
* Includes cumulative unrealized gain (loss) on futures contracts open at January 31, 2019.
** Refer to the Portfolio of Investments for industry, geographic, or other classifications.
^ The amounts shown for swaps are unrealized appreciation/depreciation.

Underlying Investment in Other Investment Companies
The Navigator Equity Hedged Fund currently invests a portion of their assets in Morgan Stanley Institutional Liquidity Funds Government Portfolio (Morgan Stanley). The Fund may redeem its investment from Morgan Stanley at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of Morgan Stanley. The financial statements of Morgan Stanley, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of January 31, 2019, the percentage of the Navigator Equity Hedged Fund’s net assets invested in Morgan Stanley was 32.8%.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Navigator Equity Hedged Fund	$47,859,393	$1,621,853	$(1,326,197)	$295,656
Navigator Duration Neutral Bond Fund	58,205,314	1,434,281	(316,521)	1,117,760
Navigator Sentry Managed Volatility Fund	4,105,176	1,294,528	(1,387,001)	(92,473)
Navigator Tactical Fixed Income Fund	3,966,696,572	19,433,226	(145,606,830)	(126,173,604)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 3/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 3/27/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/27/19